UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: October 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

October 31, 2016

MFS® GLOBAL HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS

10/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
Bonds - 30.7%
Aerospace - 0.3%
TA Aerospace, 3.625%, 4/15/2023 (n)	EUR	1,225,000	$1,323,934

Asset-Backed & Securitized - 0.1%
Citigroup Commercial Mortgage Trust, FRN, 5.711%, 12/10/2049		$2,500,000	$206,133
Crest Ltd., CDO, 7%, 1/28/2040 (a)(p)		1,532,951	179,386
Falcon Franchise Loan LLC, FRN, 306.234%, 1/05/2025 (i)(z)		3,018	733
LB Commercial Conduit Mortgage Trust, FRN, 1.092%, 2/18/2030 (i)		109,307	96
Morgan Stanley Capital I, Inc., FRN, 1.478%, 4/28/2039 (i)(z)		511,952	3,563

			$389,911
Automotive - 1.0%
IHO Verwaltungs GbmH, 3.75%, 9/15/2026 (z)	EUR	1,000,000	$1,084,117
Schaeffler Finance B.V., 3.25%, 5/15/2025 (n)	EUR	905,000	1,067,974
Volkswagen International Finance N.V., 3.5% to 3/20/2030, FRN to 12/31/2049	EUR	1,080,000	1,086,278
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)		$200,000	211,750
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)		705,000	743,775

			$4,193,894
Building - 2.4%
CEMEX S.A.B. de C.V., 5.7%, 1/11/2025		$200,000	$203,500
Cimpor Financial Operations B.V., 5.75%, 7/17/2024 (n)		918,000	792,959
Cimpor Financial Operations B.V., 5.75%, 7/17/2024		1,265,000	1,092,694
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)		1,664,000	1,693,952
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/2020		1,563,000	1,645,058
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/2020 (n)		795,000	836,738
Paroc Group Oy, 6.25%, 5/15/2020	EUR	1,125,000	1,262,447
Titan Global Finance PLC, 4.25%, 7/10/2019	EUR	1,125,000	1,291,530
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)		$1,627,000	1,690,453

			$10,509,331
Business Services - 0.3%
Worldpay Finance PLC, 3.75%, 11/15/2022	EUR	540,000	$638,726
Worldpay Finance PLC, 3.75%, 11/15/2022 (n)	EUR	479,000	566,573

			$1,205,299
Cable TV - 2.9%
Altice Financing S.A., 6.625%, 2/15/2023 (n)		$400,000	$412,000
Altice Financing S.A., 7.5%, 5/15/2026 (n)		1,775,000	1,828,250
Altice Finco S.A., 8.125%, 1/15/2024 (n)		278,000	284,950
Cogeco Communications, Inc., 4.875%, 5/01/2020 (n)		1,135,000	1,171,888
LGE Holdco VI B.V., 7.125%, 5/15/2024	EUR	380,000	471,374
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)		$755,000	936,545
Telenet Group Holding N.V., 6.25%, 8/15/2022 (n)	EUR	780,000	909,760
Unitymedia Hessen NRW GmbH, 6.25%, 1/15/2029	EUR	960,000	1,169,783
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		$200,000	208,500
Videotron Ltd., 5.375%, 6/15/2024 (n)		1,590,000	1,663,538
Virgin Media Secured Finance PLC, 5.375%, 4/15/2021 (n)		814,500	840,971
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		485,000	480,005
VTR Finance B.V., 6.875%, 1/15/2024 (n)		1,320,000	1,381,050
Ziggo Bond Co. B.V., 3.75%, 1/15/2025	EUR	900,000	991,877

			$12,750,491

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Chemicals - 1.3%
Axalta Coating Systems Dutch Holding B.V., 3.75%, 1/15/2025 (n)	EUR	1,435,000	$1,577,240
Consolidated Energy Finance S.A., 6.75%, 10/15/2019 (n)		$1,354,000	1,354,000
Consolidated Energy Finance S.A., 6.75%, 10/15/2019		200,000	200,000
INEOS Group Holdings S.A., 5.75%, 2/15/2019	EUR	760,000	855,080
SPCM S.A., 2.875%, 6/15/2023	EUR	720,000	787,977
SPCM S.A., 2.875%, 6/15/2023 (n)	EUR	647,000	708,085

			$5,482,382
Conglomerates - 0.6%
Grupo Kuo S.A.B. de C.V., 6.25%, 12/04/2022		$1,505,000	$1,538,682
Votorantim Cimentos S.A., 7.25%, 4/05/2041		1,154,000	1,122,265

			$2,660,947
Construction - 0.5%
Buzzi Unicem S.p.A., 2.125%, 4/28/2023	EUR	1,440,000	$1,609,648
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/2017 (a)(d)(n)		$150,000	28,125
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/2017 (a)(d)		291,000	54,563
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		1,639,000	305,264
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		915,000	170,190

			$2,167,790
Consumer Services - 0.5%
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/2022 (n)		$2,049,000	$2,121,740

Containers - 0.6%
Ardagh Packaging Finance PLC, 4.125%, 5/15/2023	EUR	1,260,000	$1,448,865
San Miguel Industrias PET S.A., 7.75%, 11/06/2020 (n)		$1,211,000	1,279,422

			$2,728,287
Emerging Market Quasi-Sovereign - 2.2%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		$606,000	$618,120
Banco do Brasil S.A., 6.25% to 4/15/2024, FRN to 12/31/2049 (n)		935,000	691,900
Banco do Brasil S.A., 9% to 6/18/2024, FRN to 12/31/2049		910,000	842,660
Gazprom OAO Via Gaz Capital S.A., 4.95%, 7/19/2022		1,640,000	1,684,027
Petrobras Global Finance B.V., 8.375%, 5/23/2021		1,211,000	1,339,729
Petrobras Global Finance B.V., 8.75%, 5/23/2026		71,000	79,982
Petrobras Global Finance B.V., 4.375%, 5/20/2023		1,181,000	1,070,281
Petrobras Global Finance B.V., 6.25%, 3/17/2024		1,080,000	1,067,580
Sberbank of Russia, 5.25%, 5/23/2023		1,115,000	1,092,700
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)		422,000	476,050
Trade & Development Bank of Mongolia LLC, 9.375%, 5/19/2020 (n)		600,000	594,862

			$9,557,891
Emerging Market Sovereign - 2.2%
Dominican Republic, 7.5%, 5/06/2021 (n)		$790,000	$869,158
Dominican Republic, 6.6%, 1/28/2024 (n)		122,000	132,370
Dominican Republic, 5.875%, 4/18/2024 (n)		111,000	115,176
Dominican Republic, 7.45%, 4/30/2044 (n)		107,000	118,770
Government of Jamaica, 7.875%, 7/28/2045		499,000	575,167
Republic of Argentina, 6.875%, 4/22/2021 (n)		255,000	275,910
Republic of Argentina, 7.5%, 4/22/2026 (n)		1,204,000	1,315,370
Republic of Argentina, 7.125%, 7/06/2036 (n)		851,000	877,381
Republic of Croatia, 5.5%, 4/04/2023 (n)		1,064,000	1,159,760
Republic of Ecuador, 10.5%, 3/24/2020 (n)		1,446,000	1,525,530
Republic of Sri Lanka, 6.125%, 6/03/2025		1,143,000	1,145,954

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Republic of Venezuela, 7%, 3/31/2038		$965,000	$403,853
Russian Federation, 5%, 4/29/2020		800,000	853,504

			$9,367,903
Energy - Independent - 0.0%
Afren PLC, 6.625%, 12/09/2020 (a)(d)(n)		$528,000	$53
Afren PLC, 11.5%, 2/01/2017 (a)(d)(n)		1,000,000	100
Seven Generations Energy, 8.25%, 5/15/2020 (n)		140,000	148,400

			$148,553
Energy - Integrated - 1.0%
Cenovus Energy, Inc., 6.75%, 11/15/2039		$350,000	$390,701
Inkia Energy Ltd., 8.375%, 4/04/2021		1,597,000	1,660,880
LUKOIL International Finance B.V., 4.563%, 4/24/2023		1,655,000	1,675,886
Pacific Rubiales Energy Corp., 7.25%, 12/12/2021 (n)		2,406,000	481,200

			$4,208,667
Entertainment - 0.4%
CPUK Finance Ltd., 7%, 2/28/2042	GBP	360,000	$465,276
CPUK Finance Ltd., 7%, 2/28/2042 (n)	GBP	1,110,000	1,434,602

			$1,899,878
Food & Beverages - 0.9%
Central American Bottling Corp., 6.75%, 2/09/2022		$1,295,000	$1,340,325
JBS Investments GmbH, 7.75%, 10/28/2020 (n)		979,000	1,020,608
JBS Investments GmbH, 7.25%, 4/03/2024		538,000	543,380
Marfrig Holdings (Europe) B.V., 8%, 6/08/2023 (n)		760,000	784,700

			$3,689,013
Gaming & Lodging - 0.6%
Cirsa Funding Luxembourg S.A., 5.875%, 5/15/2023	EUR	1,250,000	$1,430,505
Great Canadian Gaming Corp., 6.625%, 7/25/2022 (n)	CAD	1,375,000	1,076,381

			$2,506,886
Industrial - 0.7%
Galapagos Holding S.A., 7%, 6/15/2022	EUR	1,031,000	$933,719
Galapagos S.A., 5.375%, 6/15/2021	EUR	281,000	297,671
Transfield Services Ltd., 8.375%, 5/15/2020 (n)		$1,500,000	1,595,625

			$2,827,015
International Market Quasi-Sovereign - 0.3%
Electricite de France S.A., 5.375% to 1/29/2025, FRN to 12/31/2049	EUR	1,100,000	$1,242,319

Machinery & Tools - 1.1%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)		$620,000	$652,550
CNH Industrial Finance Europe S.A., 2.875%, 5/17/2023	EUR	2,160,000	2,447,016
Loxam SAS, 7%, 7/23/2022	EUR	1,500,000	1,782,472

			$4,882,038
Major Banks - 1.5%
Banco Bilbao Vizcaya Argentaria S.A. , 8.875% to 4/14/2021, FRN to 12/31/2049	EUR	800,000	$946,260
Barclays PLC, 8%, 12/31/2049	EUR	1,080,000	1,213,727
Royal Bank of Scotland Group PLC, 6%, 12/19/2023		$1,850,000	1,909,635
Royal Bank of Scotland Group PLC, 3.625% to 3/25/2019, FRN to 3/25/2024	EUR	1,850,000	2,016,936
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/31/2049		$325,000	298,188

			$6,384,746

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Medical & Health Technology & Services - 0.3%
Medi-Partenaires SAS, 7%, 5/15/2020	EUR	1,300,000	$1,496,516

Metals & Mining - 0.6%
Bluescope Steel Finance Ltd./Bluescope Steel, 6.5%, 5/15/2021 (n)		$475,000	$501,173
Freeport-McMoRan, Inc., 5.45%, 3/15/2043		230,000	190,900
Hudbay Minerals, Inc., 9.5%, 10/01/2020		175,000	179,375
Lundin Mining Corp., 7.5%, 11/01/2020 (n)		150,000	159,375
Lundin Mining Corp., 7.875%, 11/01/2022 (n)		150,000	162,000
Petra Diamonds U.S. Treasury PLC, 8.25%, 5/31/2020		360,000	372,150
Petra Diamonds U.S. Treasury PLC, 8.25%, 5/31/2020 (n)		955,000	987,231

			$2,552,204
Network & Telecom - 0.9%
Columbus International, Inc., 7.375%, 3/30/2021 (n)		$1,387,000	$1,484,090
Columbus International, Inc., 7.375%, 3/30/2021		200,000	214,000
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)		2,240,000	2,276,400

			$3,974,490
Oil Services - 0.1%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (n)		$1,645,127	$331,082

Oils - 0.1%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)		$275,000	$280,775

Other Banks & Diversified Financials - 2.2%
Banco de Bogota S.A., 6.25%, 5/12/2026 (z)		$1,199,000	$1,237,968
Banco de Bogota S.A., 6.25%, 5/12/2026 (n)		938,000	968,485
Banco Popolare Societa Cooperativa, 3.5%, 3/14/2019	EUR	1,280,000	1,463,324
BBVA Subordinated Capital S.A.U., 3.5% to 4/11/2019, FRN to 4/11/2024	EUR	900,000	1,035,762
Deutsche Bank AG , 6% to 4/30/2022, FRN to 12/31/2049	EUR	900,000	765,681
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 12/31/2049 (n)		407,000	514,171
ING Groep N.V., 6.5% to 4/16/2025. FRN to 12/31/2049		1,850,000	1,826,875
UBS AG, 6.875%, 12/31/2049		710,000	702,619
UniCredit S.p.A. , 6.75% to 9/10/2021, FRN to 12/31/2049	EUR	1,080,000	1,046,266

			$9,561,151
Pollution Control - 0.1%
Paprec Holding S.A., 5.25%, 4/01/2022 (n)	EUR	365,000	$423,117

Restaurants - 0.3%
Stonegate Pub Co. Financing PLC, 5.75%, 4/15/2019	GBP	1,075,000	$1,348,037

Retailers - 0.7%
AA Bond Co. Ltd., 5.5%, 7/31/2022 (n)	GBP	545,000	$663,745
AA Bond Co. Ltd., 5.5%, 7/31/2022	GBP	400,000	487,152
Dufry Finance S.C.A., 4.5%, 8/01/2023	EUR	1,080,000	1,265,596
Kirk Beauty Zero GmbH, 6.25%, 7/15/2022 (n)	EUR	600,000	717,928

			$3,134,421
Supermarkets - 0.3%
Casino Guichard Perrachon S.A., 4.87% to 1/31/2019, FRN to 12/31/2049	EUR	1,200,000	$1,271,194

Telecommunications - Wireless - 2.3%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)		$930,000	$971,269
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)		200,000	208,000
Comcel Trust, 6.875%, 2/06/2024 (n)		459,000	469,328

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Telecommunications - Wireless - continued
Digicel Group Ltd., 8.25%, 9/30/2020 (n)		$423,000	$374,355
Digicel Group Ltd., 6%, 4/15/2021 (n)		1,436,000	1,284,789
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		400,000	358,880
Digicel Group Ltd., 6.75%, 3/01/2023		341,000	305,945
Millicom International Cellular S.A., 4.75%, 5/22/2020 (n)		768,000	770,993
Millicom International Cellular S.A., 6.625%, 10/15/2021 (n)		1,314,000	1,374,838
MTS International Funding Ltd., 5%, 5/30/2023 (n)		2,138,000	2,210,264
VimpelCom Ltd., 5.95%, 2/13/2023 (n)		1,550,000	1,592,625

			$9,921,286
Transportation - Services - 0.5%
Europcar Groupe S.A., 5.75%, 6/15/2022	EUR	1,080,000	$1,237,901
Navios South American Logistics, Inc., 7.25%, 5/01/2022		$335,000	264,650
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022 (n)		990,000	782,100
Ultrapetrol Bahamas Ltd., 8.875%, 6/15/2021 (a)(d)		147,000	27,930

			$2,312,581
Utilities - Electric Power - 0.9%
Enel S.p.A., 8.75% to 9/24/2023, FRN to 9/24/2073 (n)		$955,000	$1,114,485
Greenko Dutch B.V., 8%, 8/01/2019 (n)		1,060,000	1,132,202
TerraForm Global Operating LLC, 13.75%, 8/15/2022 (n)		1,730,000	1,799,200

			$4,045,887
Total Bonds			$132,901,656

Underlying Affiliated Funds - 67.4%
MFS High Yield Pooled Portfolio (v)		31,731,140	$291,609,180

Money Market Funds - 1.9%
MFS Institutional Money Market Portfolio, 0.45% (v)		8,291,372	$8,291,372
Total Investments			$432,802,208

Other Assets, Less Liabilities - 0.0%			130,679
Net Assets - 100.0%			$432,932,887

(a)	Non-income producing security.
(d)	In default.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $66,161,843, representing 15.3% of net assets.
(p)	Payment-in-kind security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Banco de Bogota S.A., 6.25%, 5/12/2026	10/28/16	$1,224,838	$1,237,968
Falcon Franchise Loan LLC, FRN, 306.234%, 1/05/2025	1/29/03	287	733
IHO Verwaltungs GbmH, 3.75%, 9/15/2026	10/17/16	1,104,514	1,084,117
Morgan Stanley Capital I, Inc., FRN, 1.478%, 4/28/2039	7/20/04	57,666	3,563
Total Restricted Securities			$2,326,381
% of Net assets			0.5%

5

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Derivative Contracts at 10/31/16

Forward Foreign Currency Exchange Contracts at 10/31/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CAD	Merrill Lynch International	1,375,000	12/09/16	$1,042,575	$1,025,394	$17,181
SELL	EUR	Goldman Sachs	32,100,690	12/09/16	36,086,366	35,295,051	791,315
SELL	EUR	Morgan Stanley Capital Services, Inc.	6,709,032	12/09/16	7,413,462	7,376,652	36,810
SELL	GBP	Merrill Lynch International	4,022,433	12/09/16	5,235,900	4,927,448	308,452

							$1,153,758

Liability Derivatives
BUY	EUR	Goldman Sachs	1,267,413	12/09/16	$1,404,713	$1,393,534	$(11,179)
BUY	EUR	UBS AG	833,679	12/09/16	920,132	916,639	(3,493)
SELL	EUR	Barclays Bank PLC	107,458	12/09/16	118,043	118,151	(108)
SELL	EUR	Brown Brothers Harriman	860,780	12/09/16	940,530	946,437	(5,907)
SELL	EUR	Citibank	215,116	12/09/16	236,411	236,522	(111)
SELL	EUR	Morgan Stanley Capital Services, Inc.	1,711,317	12/09/16	1,881,364	1,881,611	(247)
SELL	GBP	Brown Brothers Harriman	386,442	12/09/16	469,975	473,389	(3,414)

							$(24,459)

Derivative Contracts at 10/31/16

Futures Contracts at 10/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	12	$1,555,500	December - 2016	$19,458

At October 31, 2016, the fund had cash collateral of $16,200 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

10/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

7

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts, and forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$20,168,111	$—	$20,168,111
U.S. Corporate Bonds	—	3,372,849	—	3,372,849
Commercial Mortgage-Backed Securities	—	210,525	—	210,525
Asset-Backed Securities (including CDOs)	—	179,386	—	179,386
Foreign Bonds	—	108,970,785	—	108,970,785
Mutual Funds	299,900,552	—	—	299,900,552
Total Investments	$299,900,552	$132,901,656	$—	$432,802,208

Other Financial Instruments
Futures Contracts	$19,458	$—	$—	$19,458
Forward Foreign Currency Contracts	—	1,129,299	—	1,129,299

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio’s shareholder report for further information regarding the levels used in valuing its assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$469,407,931
Gross unrealized appreciation	3,962,835
Gross unrealized depreciation	(40,568,558)
Net unrealized appreciation (depreciation)	$(36,605,723)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	33,012,769	3,051,125	(4,332,754)	31,731,140
MFS Institutional Money Market Portfolio	4,900,492	61,781,403	(58,390,523)	8,291,372

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(878,027)	$—	$14,322,618	$291,609,180
MFS Institutional Money Market Portfolio	130		27,199	8,291,372

	$(877,897)	$—	$14,349,817	$299,900,552

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2016, are as follows:

United States	61.1%
United Kingdom	4.3%
Canada	3.7%
Brazil	3.1%
Germany	2.9%
Italy	2.6%
Luxembourg	2.5%
France	2.5%
Netherlands	2.2%
Other Countries	15.1%

This issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

8

QUARTERLY REPORT

October 31, 2016

MFS® HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

10/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 92.6%
Aerospace - 0.8%
CPI International, Inc., 8.75%, 2/15/2018	$5,857,000	$5,944,827
TransDigm, Inc., 6%, 7/15/2022	1,095,000	1,141,538
TransDigm, Inc., 6.5%, 7/15/2024	3,865,000	4,067,913

		$11,154,278
Asset-Backed & Securitized - 0.0%
Citigroup Commercial Mortgage Trust, FRN, 5.711%, 12/10/2049	$2,948,120	$243,081
CW Capital Cobalt Commercial Mortgage Trust, “F”, CDO, FRN, 2.183%, 4/26/2050 (a)(z)(p)	685,700	7
CW Capital Cobalt Commercial Mortgage Trust, “G”, CDO, FRN, 2.383%, 4/26/2050 (a)(z)(p)	2,154,805	22
Falcon Franchise Loan LLC, FRN, 441.768%, 1/05/2025 (i)(z)	23,788	5,775
LB Commercial Conduit Mortgage Trust, FRN, 1.092%, 2/18/2030 (i)	744,728	656
Morgan Stanley Capital I, Inc., FRN, 1.478%, 4/28/2039 (i)(z)	2,440,809	16,988

		$266,529
Automotive - 1.8%
Accuride Corp., 9.5%, 8/01/2018	$3,760,000	$3,750,600
Allison Transmission, Inc., 5%, 10/01/2024 (n)	6,268,000	6,393,355
Gates Global LLC, 6%, 7/15/2022 (n)	3,535,000	3,340,575
IHO Verwaltungs GmbH, 4.75%, 9/15/2026 (n)	5,440,000	5,426,400
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)	4,445,000	4,706,144
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	3,505,000	3,697,775

		$27,314,849
Broadcasting - 2.5%
AMC Networks, Inc., 5%, 4/01/2024	$2,940,000	$2,976,750
CBS Radio, Inc., 7.25%, 11/01/2024 (z)	2,630,000	2,731,913
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022	1,810,000	1,819,050
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022	4,655,000	4,741,118
iHeartMedia, Inc., 9%, 3/01/2021	4,447,000	3,179,605
Liberty Media Corp., 8.5%, 7/15/2029	4,285,000	4,756,350
Liberty Media Corp., 8.25%, 2/01/2030	40,000	42,800
Match Group, Inc., 6.375%, 6/01/2024	3,445,000	3,720,600
Netflix, Inc., 5.375%, 2/01/2021	3,625,000	3,928,594
Netflix, Inc., 5.875%, 2/15/2025	2,490,000	2,760,788
Netflix, Inc., 4.375%, 11/15/2026 (z)	2,365,000	2,326,569
Nexstar Broadcasting, Inc., 6.875%, 11/15/2020	4,675,000	4,844,469

		$37,828,606
Building - 2.9%
Allegion PLC, 5.875%, 9/15/2023	$2,480,000	$2,672,200
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021	5,671,000	5,904,929
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023	4,495,000	4,809,650
Gibraltar Industries, Inc., 6.25%, 2/01/2021	4,755,000	4,927,369
HD Supply, Inc., 5.75%, 4/15/2024 (n)	4,230,000	4,441,500
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	5,105,000	4,964,613
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	4,155,000	4,295,231
Standard Industries, Inc., 6%, 10/15/2025 (n)	4,355,000	4,648,745
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	6,630,000	6,795,750

		$43,459,987
Business Services - 1.8%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (z)	$4,720,000	$4,755,400
Equinix, Inc., 4.875%, 4/01/2020	3,670,000	3,798,450

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Business Services - continued
Equinix, Inc., 5.375%, 1/01/2022	$1,620,000	$1,717,200
Equinix, Inc., 5.375%, 4/01/2023	3,135,000	3,272,156
Equinix, Inc., 5.75%, 1/01/2025	1,045,000	1,105,088
Iron Mountain, Inc., REIT, 6%, 10/01/2020 (n)	2,085,000	2,207,494
Iron Mountain, Inc., REIT, 6%, 8/15/2023	5,205,000	5,530,313
NeuStar, Inc., 4.5%, 1/15/2023	4,790,000	4,448,713

		$26,834,814
Cable TV - 5.7%
Altice Financing S.A., 6.625%, 2/15/2023 (n)	$8,260,000	$8,507,800
CCO Holdings LLC, 5.25%, 9/30/2022	500,000	520,625
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)	5,480,000	5,658,100
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	7,745,000	8,190,338
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	1,395,000	1,433,363
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	3,195,000	3,328,791
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)	3,890,000	4,006,700
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	5,960,000	6,045,675
DISH DBS Corp., 5%, 3/15/2023	2,975,000	2,930,375
DISH DBS Corp., 5.875%, 11/15/2024	5,540,000	5,578,088
Intelsat Jackson Holdings S.A., 7.25%, 4/01/2019	2,880,000	2,322,000
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	3,675,000	2,434,688
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)	1,215,000	1,221,075
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)	2,225,000	2,760,018
Lynx II Corp., 6.375%, 4/15/2023 (n)	2,635,000	2,687,700
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)	2,750,000	2,767,188
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)	5,565,000	5,905,856
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	2,285,000	2,330,472
Unitymedia Hessen, 5.5%, 1/15/2023 (n)	4,235,000	4,388,519
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)	3,000,000	3,127,500
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)	1,125,000	1,113,750
Virgin Media Secured Finance PLC, 5.375%, 4/15/2021 (n)	1,417,500	1,463,569
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)	3,950,000	3,909,315
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)	2,600,000	2,580,500

		$85,212,005
Chemicals - 2.4%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)	$4,050,000	$4,110,750
Chemours Co., 6.625%, 5/15/2023	3,695,000	3,584,150
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)	3,540,000	4,009,050
Hexion U.S. Finance Corp., 6.625%, 4/15/2020	2,495,000	2,183,125
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/2018	2,445,000	2,323,973
Momentive Performance Materials, Inc., 3.88%, 10/24/2021	4,155,000	3,697,950
Tronox Finance LLC, 6.375%, 8/15/2020	6,250,000	5,609,375
Tronox Finance LLC, 7.5%, 3/15/2022 (n)	3,830,000	3,427,850
W.R. Grace & Co., 5.125%, 10/01/2021 (n)	5,885,000	6,267,525

		$35,213,748
Computer Software - 0.8%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)	$4,180,000	$4,556,430
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)	1,810,000	1,907,664
VeriSign, Inc., 4.625%, 5/01/2023	5,390,000	5,551,700

		$12,015,794
Computer Software - Systems - 1.7%
CDW LLC/CDW Finance Corp., 6%, 8/15/2022	$2,200,000	$2,332,000
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024	2,440,000	2,562,756

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Computer Software - Systems - continued
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	$3,260,000	$3,365,950
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)	4,420,000	4,569,175
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	7,225,000	7,414,656
Western Digital Corp., 10.5%, 4/01/2024 (n)	4,315,000	4,983,825

		$25,228,362
Conglomerates - 2.8%
Amsted Industries Co., 5%, 3/15/2022 (n)	$7,720,000	$7,739,300
Apex Tool Group, 7%, 2/01/2021 (n)	5,315,000	4,849,938
EnerSys, 5%, 4/30/2023 (n)	8,560,000	8,774,000
Enpro Industries, Inc., 5.875%, 9/15/2022	5,845,000	6,078,800
Entegris, Inc., 6%, 4/01/2022 (n)	5,105,000	5,283,675
Renaissance Acquisition, 6.875%, 8/15/2021 (n)	5,585,000	5,473,300
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)	3,830,000	3,882,663

		$42,081,676
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	$2,555,000	$475,869
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	1,546,000	287,556

		$763,425
Consumer Products - 1.0%
NBTY, Inc., 7.625%, 5/15/2021 (n)	$5,860,000	$5,728,150
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)	4,125,000	4,279,688
Spectrum Brands, Inc., 6.125%, 12/15/2024	710,000	777,450
Spectrum Brands, Inc., 5.75%, 7/15/2025	4,315,000	4,670,988

		$15,456,276
Consumer Services - 2.6%
ADT Corp., 6.25%, 10/15/2021	$8,055,000	$8,810,156
ADT Corp., 4.125%, 6/15/2023	1,585,000	1,549,829
Garda World Security Corp., 7.25%, 11/15/2021 (n)	3,555,000	3,395,025
Garda World Security Corp., 7.25%, 11/15/2021 (n)	3,755,000	3,586,025
Interval Acquisition Corp., 5.625%, 4/15/2023	7,655,000	7,903,788
Mobile Mini, Inc., 5.875%, 7/01/2024	5,045,000	5,259,413
Monitronics International, Inc., 9.125%, 4/01/2020	4,750,000	4,500,625
Service Corp. International, 5.375%, 5/15/2024	3,295,000	3,459,750

		$38,464,611
Containers - 4.1%
Ball Corp., 5%, 3/15/2022	$3,515,000	$3,778,625
Berry Plastics Group, Inc., 5.5%, 5/15/2022	5,470,000	5,688,800
Berry Plastics Group, Inc., 6%, 10/15/2022	4,140,000	4,378,050
Crown American LLC, 4.5%, 1/15/2023	5,170,000	5,299,250
Crown American LLC, 4.25%, 9/30/2026 (n)	2,600,000	2,551,250
Multi-Color Corp., 6.125%, 12/01/2022 (n)	5,755,000	5,999,588
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)	5,802,000	6,005,070
Reynolds Group, 9.875%, 8/15/2019	106,000	108,650
Reynolds Group, 5.75%, 10/15/2020	2,760,000	2,832,533
Reynolds Group, 8.25%, 2/15/2021	7,720,000	8,065,478
Reynolds Group, 5.125%, 7/15/2023 (n)	2,425,000	2,489,408
Reynolds Group, 7%, 7/15/2024 (n)	305,000	325,969
Sealed Air Corp., 4.875%, 12/01/2022 (n)	5,815,000	6,127,556
Sealed Air Corp., 5.125%, 12/01/2024 (n)	1,355,000	1,432,913
Signode Industrial Group, 6.375%, 5/01/2022 (n)	6,230,000	6,292,300

		$61,375,440

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electronics - 1.3%
Micron Technology, Inc., 5.875%, 2/15/2022	$3,455,000	$3,568,670
Micron Technology, Inc., 5.5%, 2/01/2025	1,780,000	1,744,952
NXP B.V., 5.75%, 2/15/2021 (n)	2,100,000	2,184,000
NXP B.V./NXP Funding LLC, 5.75%, 3/15/2023 (n)	4,875,000	5,191,875
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	3,145,000	3,333,700
Sensata Technologies B.V., 5%, 10/01/2025 (n)	3,310,000	3,392,750

		$19,415,947
Energy - Independent - 5.1%
Bonanza Creek Energy, Inc., 6.75%, 4/15/2021	$4,215,000	$2,560,613
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	6,400,000	6,576,000
Chaparral Energy, Inc., 7.625%, 11/15/2022 (a)(d)	2,890,000	2,239,750
Concho Resources, Inc., 5.5%, 4/01/2023	4,860,000	4,971,780
Consol Energy, Inc., 5.875%, 4/15/2022	1,990,000	1,839,506
Consol Energy, Inc., 8%, 4/01/2023	5,595,000	5,539,050
Continental Resources, Inc., 4.5%, 4/15/2023	7,000,000	6,667,500
Gulfport Energy Corp., 6%, 10/15/2024 (z)	4,465,000	4,548,719
PDC Energy, Inc., 6.125%, 9/15/2024 (n)	6,320,000	6,572,800
QEP Resources, Inc., 5.25%, 5/01/2023	6,660,000	6,543,450
Range Resources Corp., 4.875%, 5/15/2025	6,965,000	6,655,127
Rice Energy, Inc., 7.25%, 5/01/2023	5,945,000	6,301,700
Sanchez Energy Corp., 6.125%, 1/15/2023	7,010,000	5,993,550
Seven Generations Energy, 8.25%, 5/15/2020 (n)	2,970,000	3,148,200
Whiting Petroleum Corp., 6.25%, 4/01/2023	5,900,000	5,442,750

		$75,600,495
Energy - Integrated - 0.5%
Cenovus Energy, Inc., 6.75%, 11/15/2039	$3,923,000	$4,379,202
Cenovus Energy, Inc., 4.45%, 9/15/2042	3,175,000	2,783,053

		$7,162,255
Entertainment - 1.3%
AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026 (z)	$940,000	$943,525
Cedar Fair LP, 5.25%, 3/15/2021	5,270,000	5,465,359
Cedar Fair LP, 5.375%, 6/01/2024	2,045,000	2,157,475
Cinemark USA, Inc., 5.125%, 12/15/2022	3,780,000	3,883,950
Cinemark USA, Inc., 4.875%, 6/01/2023	2,495,000	2,498,119
Six Flags Entertainment Corp., 5.25%, 1/15/2021 (n)	4,755,000	4,897,650

		$19,846,078
Financial Institutions - 5.0%
Aircastle Ltd., 4.625%, 12/15/2018	$3,385,000	$3,528,863
Aircastle Ltd., 5.125%, 3/15/2021	2,710,000	2,875,988
Aircastle Ltd., 5.5%, 2/15/2022	5,290,000	5,673,525
CIT Group, Inc., 5.25%, 3/15/2018	3,330,000	3,448,748
CIT Group, Inc., 6.625%, 4/01/2018 (n)	5,369,000	5,637,450
CIT Group, Inc., 5.5%, 2/15/2019 (n)	5,562,000	5,854,005
CIT Group, Inc., 5%, 8/15/2022	1,690,000	1,801,963
Credit Acceptance Corp., 6.125%, 2/15/2021	645,000	648,225
Credit Acceptance Corp., 7.375%, 3/15/2023	4,665,000	4,816,613
Icahn Enterprises LP, 6%, 8/01/2020	4,240,000	4,165,800
Icahn Enterprises LP, 5.875%, 2/01/2022	5,265,000	5,008,331
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018	3,450,000	3,490,969
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020	6,300,000	6,426,000
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	1,590,000	1,578,075

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Financial Institutions - continued
Navient Corp., 8%, 3/25/2020	$6,735,000	$7,307,475
Navient Corp., 5.875%, 3/25/2021	2,040,000	2,042,550
Navient Corp., 7.25%, 1/25/2022	6,825,000	6,893,250
Navient Corp., 7.25%, 9/25/2023	1,300,000	1,295,125
Navient Corp., 6.125%, 3/25/2024	2,915,000	2,667,225

		$75,160,180
Food & Beverages - 1.7%
JBS Investments GmbH, 7.25%, 4/03/2024	$2,060,000	$2,080,600
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	6,820,000	6,854,100
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024	4,625,000	4,960,313
Sun Merger Sub, Inc., 5.875%, 8/01/2021 (n)	5,305,000	5,530,463
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	5,790,000	6,021,600

		$25,447,076
Forest & Paper Products - 0.2%
Appvion, Inc., 9%, 6/01/2020 (n)	$4,005,000	$2,483,100

Gaming & Lodging - 3.3%
CCM Merger, Inc., 9.125%, 5/01/2019 (n)	$3,689,000	$3,855,005
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	5,250,000	5,630,625
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	730,000	775,625
Greektown Holdings LLC, 8.875%, 3/15/2019 (n)	4,640,000	4,906,800
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/2021	6,095,000	6,277,850
Isle of Capri Casinos, Inc., 8.875%, 6/15/2020	1,385,000	1,466,369
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021	5,285,000	5,496,400
MGM Resorts International, 6.625%, 12/15/2021	4,660,000	5,204,661
MGM Resorts International, 6%, 3/15/2023	5,685,000	6,154,013
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	6,215,000	6,401,450
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	2,205,000	2,249,100

		$48,417,898
Industrial - 1.0%
Dematic S.A., 7.75%, 12/15/2020 (n)	$8,045,000	$8,366,800
Howard Hughes Corp., 6.875%, 10/01/2021 (n)	5,795,000	6,122,418

		$14,489,218
Insurance - Health - 0.5%
Centene Corp., 5.625%, 2/15/2021	$2,805,000	$2,942,473
Centene Corp., 6.125%, 2/15/2024	3,900,000	4,153,500

		$7,095,973
Machinery & Tools - 1.6%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$5,085,000	$5,351,963
CNH Industrial Capital LLC, 4.375%, 11/06/2020	7,075,000	7,234,188
CNH Industrial N.V., 4.5%, 8/15/2023	3,010,000	3,025,050
H&E Equipment Services Co., 7%, 9/01/2022	6,250,000	6,575,000
Light Tower Rentals, Inc., 8.125%, 8/01/2019 (n)	3,250,000	1,458,438

		$23,644,639
Major Banks - 1.9%
Bank of America Corp., FRN, 6.1%, 12/29/2049	$13,035,000	$13,618,447
Bank of America Corp., FRN, 6.3%, 12/29/2049	1,825,000	1,991,349
JPMorgan Chase & Co., 6% to 8/01/2023, FRN to 12/29/2049	6,865,000	7,156,763
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2049	3,635,000	3,335,113

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Royal Bank of Scotland Group PLC, 8.625% to 8/15/2021, FRN to 12/29/2049	$2,740,000	$2,726,300

		$28,827,972
Medical & Health Technology & Services - 6.2%
AmSurg Corp., 5.625%, 7/15/2022	$4,775,000	$4,870,500
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	7,075,000	5,394,688
DaVita, Inc., 5.125%, 7/15/2024	925,000	904,766
DaVita, Inc., 5%, 5/01/2025	5,385,000	5,196,525
HCA, Inc., 4.25%, 10/15/2019	5,110,000	5,301,625
HCA, Inc., 7.5%, 2/15/2022	6,995,000	7,960,310
HCA, Inc., 5.875%, 3/15/2022	5,855,000	6,440,500
HCA, Inc., 5%, 3/15/2024	4,605,000	4,796,108
HCA, Inc., 5.375%, 2/01/2025	6,100,000	6,226,270
HCA, Inc., 5.875%, 2/15/2026	2,275,000	2,388,750
HealthSouth Corp., 5.125%, 3/15/2023	5,075,000	5,125,750
HealthSouth Corp., 5.75%, 11/01/2024	4,565,000	4,707,656
LifePoint Health, Inc., 5.375%, 5/01/2024 (z)	3,240,000	3,219,912
MEDNAX, Inc., 5.25%, 12/01/2023 (n)	4,145,000	4,331,525
Quorum Health Corp., 11.625%, 4/15/2023 (n)	4,395,000	3,186,375
Tenet Healthcare Corp., 8%, 8/01/2020	8,860,000	8,771,400
Tenet Healthcare Corp., 8.125%, 4/01/2022	6,145,000	6,006,738
Tenet Healthcare Corp., 6.75%, 6/15/2023	3,330,000	3,059,438
Universal Health Services, Inc., 7.625%, 8/15/2020	4,660,000	4,473,600

		$92,362,436
Medical Equipment - 0.8%
Hologic, Inc., 5.25%, 7/15/2022 (n)	$5,230,000	$5,531,248
Teleflex, Inc., 5.25%, 6/15/2024	4,155,000	4,300,425
Teleflex, Inc., 4.875%, 6/01/2026	2,475,000	2,536,875

		$12,368,548
Metals & Mining - 4.4%
Allegheny Technologies, Inc., 5.95%, 1/15/2021	$4,012,000	$3,711,100
Century Aluminum Co., 7.5%, 6/01/2021 (n)	4,690,000	4,267,900
Commercial Metals Co., 4.875%, 5/15/2023	4,343,000	4,299,570
First Quantum Minerals Ltd., 7.25%, 10/15/2019 (n)	5,093,000	5,022,971
First Quantum Minerals Ltd., 7.25%, 5/15/2022 (n)	1,583,000	1,497,914
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	5,135,000	4,634,338
Freeport-McMoRan Oil & Gas LLC, 6.5%, 11/15/2020	825,000	842,531
Freeport-McMoRan Oil & Gas LLC, 6.875%, 2/15/2023	1,626,000	1,686,975
Freeport-McMoRan, Inc., 5.45%, 3/15/2043	2,350,000	1,950,500
GrafTech International Co., 6.375%, 11/15/2020	4,680,000	3,556,800
Hudbay Minerals, Inc., 9.5%, 10/01/2020	4,090,000	4,192,250
Kaiser Aluminum Corp., 5.875%, 5/15/2024	4,300,000	4,541,875
Kinross Gold Corp., 5.125%, 9/01/2021	2,565,000	2,667,600
Kinross Gold Corp., 5.95%, 3/15/2024	2,540,000	2,667,000
Lundin Mining Corp., 7.5%, 11/01/2020 (n)	1,910,000	2,029,375
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	2,870,000	3,099,600
Steel Dynamics, Inc., 5.125%, 10/01/2021	1,670,000	1,740,975
Steel Dynamics, Inc., 5.25%, 4/15/2023	1,610,000	1,666,350
Steel Dynamics, Inc., 5.5%, 10/01/2024	2,170,000	2,289,350
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/2020	4,995,000	4,807,688
Suncoke Energy, Inc., 7.625%, 8/01/2019	600,000	541,500
TMS International Corp., 7.625%, 10/15/2021 (n)	4,625,000	3,815,625

		$65,529,787

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - 6.2%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$6,350,000	$6,207,125
Crestwood Midstream Partners LP, 6%, 12/15/2020	3,215,000	3,271,263
Crestwood Midstream Partners LP, 6.125%, 3/01/2022	2,420,000	2,474,450
Crestwood Midstream Partners LP, 6.25%, 4/01/2023	1,935,000	1,959,188
Energy Transfer Equity LP, 7.5%, 10/15/2020	8,025,000	8,747,250
EnLink Midstream Partners LP, 4.4%, 4/01/2024	5,495,000	5,466,734
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/2021	2,035,000	1,917,988
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/2022	4,885,000	4,579,688
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	6,095,000	7,453,600
MPLX LP, 5.5%, 2/15/2023	3,605,000	3,755,938
MPLX LP, 4.5%, 7/15/2023	4,669,000	4,803,047
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	5,475,000	5,762,438
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	8,195,000	8,707,188
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	2,390,000	2,527,425
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	3,370,000	3,565,966
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026 (n)	2,280,000	2,457,156
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019	2,670,000	2,693,363
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	2,775,000	2,754,465
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027 (n)	6,525,000	6,525,000
Williams Cos., Inc., 4.55%, 6/24/2024	6,560,000	6,674,800

		$92,304,072
Network & Telecom - 1.8%
Centurylink, Inc., 6.45%, 6/15/2021	$4,215,000	$4,499,513
Centurylink, Inc., 7.65%, 3/15/2042	4,390,000	3,907,100
Frontier Communications Corp., 6.25%, 9/15/2021	1,995,000	1,895,250
Frontier Communications Corp., 7.125%, 1/15/2023	3,910,000	3,516,556
Frontier Communications Corp., 11%, 9/15/2025	4,570,000	4,679,223
Frontier Communications Corp., 9%, 8/15/2031	2,535,000	2,205,450
Telecom Italia Capital, 6%, 9/30/2034	1,515,000	1,507,425
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)	4,255,000	4,324,144

		$26,534,661
Oil Services - 0.5%
Bristow Group, Inc., 6.25%, 10/15/2022	$2,715,000	$2,165,213
Weatherford International Ltd., 8.25%, 6/15/2023	5,325,000	5,511,375

		$7,676,588
Oils - 0.6%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)	$2,845,000	$2,904,745
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)	5,470,000	5,593,075

		$8,497,820
Other Banks & Diversified Financials - 0.8%
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	$3,895,000	$4,920,631
UBS AG, 6.875%, 12/29/2049	6,415,000	6,348,310

		$11,268,941
Pharmaceuticals - 1.8%
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/2022 (n)	$5,945,000	$5,632,888
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	3,440,000	3,259,400
Mallinckrodt International Finance S.A., 5.5%, 4/15/2025 (n)	3,685,000	3,408,625
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)	6,430,000	5,754,850
Valeant Pharmaceuticals International, Inc., 7.5%, 7/15/2021 (n)	2,850,000	2,536,500
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/2022 (n)	3,850,000	3,349,500

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pharmaceuticals - continued
VRX Escrow Corp., 5.875%, 5/15/2023 (n)	$3,625,000	$2,854,688

		$26,796,451
Precious Metals & Minerals - 0.7%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)	$4,360,000	$4,403,600
Teck Resources Ltd., 4.5%, 1/15/2021	2,610,000	2,623,050
Teck Resources Ltd., 8%, 6/01/2021 (n)	2,285,000	2,496,363
Teck Resources Ltd., 3.75%, 2/01/2023	1,610,000	1,522,456

		$11,045,469
Printing & Publishing - 1.2%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$7,775,000	$7,930,500
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024	2,685,000	2,792,400
TEGNA, Inc., 5.125%, 7/15/2020	1,645,000	1,710,800
TEGNA, Inc., 4.875%, 9/15/2021 (n)	2,120,000	2,210,100
TEGNA, Inc., 6.375%, 10/15/2023	3,430,000	3,627,225

		$18,271,025
Real Estate - Healthcare - 0.7%
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022	$4,305,000	$4,466,438
MPT Operating Partnership LP, REIT, 5.25%, 8/01/2026	5,110,000	5,212,200

		$9,678,638
Real Estate - Other - 0.9%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021	$7,325,000	$7,672,938
Felcor Lodging LP, REIT, 5.625%, 3/01/2023	5,205,000	5,371,508

		$13,044,446
Restaurants - 0.3%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	$4,270,000	$4,451,475

Retailers - 1.5%
Dollar Tree, Inc., 5.75%, 3/01/2023	$6,665,000	$7,098,225
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)	4,183,000	3,994,765
Neiman Marcus Group Ltd., 8%, 10/15/2021 (n)	1,785,000	1,472,625
Rite Aid Corp., 9.25%, 3/15/2020	1,660,000	1,747,150
Rite Aid Corp., 6.75%, 6/15/2021	1,490,000	1,564,500
Rite Aid Corp., 6.125%, 4/01/2023 (n)	3,675,000	3,877,125
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	2,900,000	3,095,750

		$22,850,140
Specialty Chemicals - 0.9%
Chemtura Corp., 5.75%, 7/15/2021	$6,565,000	$6,839,909
Univar USA, Inc., 6.75%, 7/15/2023 (n)	6,550,000	6,779,244

		$13,619,153
Specialty Stores - 1.1%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)	$5,850,000	$6,120,563
Group 1 Automotive, Inc., 5%, 6/01/2022	5,960,000	5,945,100
Michaels Stores, Inc., 5.875%, 12/15/2020 (n)	4,530,000	4,660,238

		$16,725,901
Supermarkets - 0.4%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024 (n)	$5,545,000	$5,752,938

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - 3.9%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	$3,490,000	$3,644,869
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	4,630,000	4,815,200
Digicel Group Ltd., 8.25%, 9/30/2020 (n)	1,590,000	1,407,150
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	2,189,000	1,734,126
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	7,337,000	6,582,756
Sprint Capital Corp., 6.875%, 11/15/2028	4,245,000	3,905,400
Sprint Corp., 7.875%, 9/15/2023	3,480,000	3,445,200
Sprint Corp., 7.125%, 6/15/2024	8,525,000	8,013,500
Sprint Nextel Corp., 9%, 11/15/2018 (n)	2,170,000	2,387,000
Sprint Nextel Corp., 6%, 11/15/2022	2,045,000	1,905,695
T-Mobile USA, Inc., 6.125%, 1/15/2022	1,065,000	1,123,575
T-Mobile USA, Inc., 6.5%, 1/15/2024	2,330,000	2,493,100
T-Mobile USA, Inc., 6.464%, 4/28/2019	1,760,000	1,788,600
T-Mobile USA, Inc., 6.25%, 4/01/2021	7,105,000	7,398,081
T-Mobile USA, Inc., 6.633%, 4/28/2021	3,350,000	3,513,313
T-Mobile USA, Inc., 6.5%, 1/15/2026	3,610,000	3,957,282

		$58,114,847
Telephone Services - 0.5%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$2,690,000	$2,743,800
Level 3 Financing, Inc., 5.375%, 5/01/2025	5,265,000	5,343,975

		$8,087,775
Transportation - Services - 0.6%
Navios Maritime Acquisition Corp., 8.125%, 11/15/2021 (n)	$4,179,000	$3,155,145
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	3,945,000	2,051,400
Navios South American Logistics, Inc., 7.25%, 5/01/2022	1,080,000	853,200
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	3,300,000	2,442,000
Ultrapetrol Bahamas Ltd., 8.875%, 6/15/2021 (a)(d)	953,000	181,070

		$8,682,815
Utilities - Electric Power - 2.4%
Calpine Corp., 5.5%, 2/01/2024	$4,015,000	$3,914,625
Calpine Corp., 5.75%, 1/15/2025	4,530,000	4,405,425
Covanta Holding Corp., 7.25%, 12/01/2020	4,425,000	4,541,156
Covanta Holding Corp., 6.375%, 10/01/2022	2,485,000	2,528,488
Covanta Holding Corp., 5.875%, 3/01/2024	3,965,000	3,895,613
Dynegy, Inc., 7.375%, 11/01/2022	9,125,000	8,799,922
Dynegy, Inc., 8%, 1/15/2025 (z)	1,625,000	1,568,125
NRG Energy, Inc., 6.625%, 3/15/2023	4,715,000	4,703,213
NRG Energy, Inc., 7.25%, 5/15/2026 (n)	1,360,000	1,338,118

		$35,694,685
Total Bonds		$1,379,619,842

Floating Rate Loans (g)(r) - 3.7%
Aerospace - 0.2%
TransDigm, Inc., Term Loan C, 3.82%, 2/28/2020	$3,469,181	$3,461,472

Broadcasting - 0.2%
Nexstar Broadcasting, Inc., Term Loan B, 9/23/2023 (o)	$2,218,376	$2,226,297

Building - 0.5%
ABC Supply Co., Inc., Term Loan B, 3.5%, 4/16/2020	$5,435,111	$5,446,846
HD Supply, Inc., Term Loan B, 3.75%, 8/13/2021	2,412,508	2,417,533

		$7,864,379

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Chemicals - 0.1%
GCP Applied Technologies, Inc., Term Loan B, 4.08%, 2/03/2022 (o)	$1,943,497	$1,955,644

Computer Software - Systems - 0.3%
CDW LLC, Term Loan B, 3%, 8/17/2023	$2,412,554	$2,419,017
Sabre GLBL, Inc., Term Loan B, 2/19/2019 (o)	1,863,100	1,868,756

		$4,287,773
Conglomerates - 0.2%
Entegris, Inc., Term Loan B, 3.5%, 4/30/2021	$3,461,685	$3,477,550

Consumer Products - 0.1%
Spectrum Brands, Inc., Term Loan B, 6/23/2022 (o)(q)	$1,863,100	$1,871,484

Entertainment - 0.2%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/2020	$1,464,211	$1,468,330
Six Flags Theme Parks, Inc., Term Loan B, 6/30/2022 (o)	1,863,100	1,867,758

		$3,336,088
Food & Beverages - 0.1%
Pinnacle Foods Finance LLC, Term Loan I, 1/13/2023 (o)	$1,858,419	$1,870,906

Gaming & Lodging - 0.2%
Hilton Worldwide Finance LLC, Term Loan B1, 3.5%, 10/25/2020	$3,000,168	$3,009,276

Medical & Health Technology & Services - 0.3%
DaVita Healthcare Partners, Inc., Term Loan B, 3.5%, 6/24/2021	$3,660,139	$3,660,139

Printing & Publishing - 0.2%
CBS Outdoor, Term Loan B, 3%, 1/31/2021	$2,293,500	$2,291,589

Retailers - 0.1%
Rite Aid Corp., Second Lien Term Loan, 4.87%, 6/21/2021	$1,149,016	$1,151,027

Telephone Services - 0.2%
Level 3 Financing, Inc., Term Loan B, 4%, 1/15/2020	$2,217,100	$2,226,800

Transportation - Services - 0.5%
Commercial Barge Line Co., First Lien Term Loan, 9.75%, 11/12/2020	$7,665,322	$7,406,618

Utilities - Electric Power - 0.3%
Calpine Construction Finance Co., Term Loan B1, 3.09%, 5/03/2020	$4,606,275	$4,568,849
Total Floating Rate Loans		$54,665,891

Common Stocks - 0.5%
Special Products & Services - 0.5%
iShares iBoxx $ High Yield Corporate Bond ETF	87,100	$7,492,342

Money Market Funds - 2.9%
MFS Institutional Money Market Portfolio, 0.44% (v)	42,303,169	$42,303,169
Total Investments		$1,484,081,244

Other Assets, Less Liabilities - 0.3%		5,159,342
Net Assets - 100.0%		$1,489,240,586

10

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $503,855,249 representing 33.8% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	10/28/16	$940,000	$943,525
Alliance Data Systems Corp., 5.875%, 11/01/2021	10/24/16	4,734,360	4,755,400
CBS Radio, Inc., 7.25%, 11/01/2024	10/07/16-10/25/16	2,703,203	2,731,913
CW Capital Cobalt Commercial Mortgage Trust, “F”, CDO, FRN, 2.183%, 4/26/2050	4/12/06-10/28/16	657,150	7
CW Capital Cobalt Commercial Mortgage Trust, “G”, CDO, FRN, 2.383%, 4/26/2050	4/12/06-10/28/16	2,054,697	22
Dynegy, Inc., 8%, 1/15/2025	10/05/16-10/06/16	1,631,370	1,568,125
Falcon Franchise Loan LLC, FRN, 441.768%, 1/05/2025	1/29/03	2,264	5,775
Gulfport Energy Corp., 6%, 10/15/2024	10/06/16-10/21/16	4,562,537	4,548,719
LifePoint Health, Inc., 5.375%, 5/01/2024	10/24/16-10/27/16	3,269,643	3,219,912
Morgan Stanley Capital I, Inc., FRN, 1.478%, 4/28/2039	7/20/04	274,931	16,988
Netflix, Inc., 4.375%, 11/15/2026	10/24/16	2,365,000	2,326,569
Total Restricted Securities			$20,116,955
% of Net assets			1.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 10/31/16

Forward Foreign Currency Exchange Contracts at 10/31/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Goldman Sachs International	2,488,013	12/09/16	$2,796,484	$2,735,596	$60,888

11

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 10/31/16

Futures Contracts at 10/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	114	$14,777,250	December - 2016	$184,854

At October 31, 2016, the fund had cash collateral of $153,900 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

12

Supplemental Information

10/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

13

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts, The following is a summary of the levels used as of October 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$7,492,342	$—	$—	$7,492,342
U.S. Corporate Bonds	—	1,190,100,736	—	1,190,100,736
Commercial Mortgage-Backed Securities	—	266,500	—	266,500
Asset-Backed Securities (including CDOs)	—	29	—	29
Foreign Bonds	—	189,252,577	—	189,252,577
Floating Rate Loans	—	54,665,891	—	54,665,891
Mutual Funds	42,303,169	—	—	42,303,169
Total Investments	$49,795,511	$1,434,285,733	$—	$1,484,081,244

Other Financial Instruments
Futures Contracts	$184,854	$—	$—	$184,854
Forward Foreign Currency Exchange Contracts	—	60,888	—	60,888

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,498,290,166
Gross unrealized appreciation	32,569,025
Gross unrealized depreciation	(46,777,947)
Net unrealized appreciation (depreciation)	$(14,208,922)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be (an) affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	43,971,779	252,913,544	(254,582,154)	42,303,169

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$878	$—	$174,045	$42,303,169

14

QUARTERLY REPORT

October 31, 2016

MFS® HIGH YIELD POOLED PORTFOLIO

PORTFOLIO OF INVESTMENTS

10/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 91.6%
Aerospace - 0.7%
CPI International, Inc., 8.75%, 2/15/2018	$5,895,000	$5,983,398
TransDigm, Inc., 6%, 7/15/2022	875,000	912,188
TransDigm, Inc., 6.5%, 7/15/2024	3,345,000	3,520,613

		$10,416,199
Automotive - 1.8%
Accuride Corp., 9.5%, 8/01/2018	$3,590,000	$3,581,025
Allison Transmission, Inc., 5%, 10/01/2024 (n)	6,064,000	6,185,280
Gates Global LLC, 6%, 7/15/2022 (n)	3,625,000	3,425,625
IHO Verwaltungs Gmbh, 4.75%, 9/15/2026 (n)	5,250,000	5,236,875
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)	3,825,000	4,049,719
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	4,195,000	4,425,725

		$26,904,249
Broadcasting - 2.5%
AMC Networks, Inc., 5%, 4/01/2024	$3,060,000	$3,098,250
CBS Radio, Inc., 7.25%, 11/01/2024 (z)	2,570,000	2,669,588
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022	1,675,000	1,683,375
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022	4,685,000	4,771,673
iHeartMedia, Inc., 9%, 3/01/2021	4,358,000	3,115,970
Liberty Media Corp., 8.5%, 7/15/2029	2,790,000	3,096,900
Liberty Media Corp., 8.25%, 2/01/2030	1,215,000	1,300,050
Match Group, Inc., 6.375%, 6/01/2024	3,495,000	3,774,600
Netflix, Inc., 5.375%, 2/01/2021	3,335,000	3,614,306
Netflix, Inc., 5.875%, 2/15/2025	2,350,000	2,605,563
Netflix, Inc., 4.375%, 11/15/2026 (z)	2,315,000	2,277,381
Nexstar Broadcasting, Inc., 6.875%, 11/15/2020	5,005,000	5,186,431

		$37,194,087
Building - 2.9%
Allegion PLC, 5.875%, 9/15/2023	$2,530,000	$2,726,075
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021	5,120,000	5,331,200
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023	4,410,000	4,718,700
Gibraltar Industries, Inc., 6.25%, 2/01/2021	4,675,000	4,844,469
HD Supply, Inc., 5.75%, 4/15/2024 (n)	3,830,000	4,021,500
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	5,265,000	5,120,213
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	3,840,000	3,969,600
Standard Industries, Inc., 6%, 10/15/2025 (n)	4,745,000	5,065,050
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	6,490,000	6,652,250

		$42,449,057
Business Services - 1.7%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (z)	$4,635,000	$4,669,763
Equinix, Inc., 4.875%, 4/01/2020	3,450,000	3,570,750
Equinix, Inc., 5.375%, 1/01/2022	1,825,000	1,934,500
Equinix, Inc., 5.375%, 4/01/2023	2,605,000	2,718,969
Equinix, Inc., 5.75%, 1/01/2025	1,020,000	1,078,650
Iron Mountain, Inc., REIT, 6%, 10/01/2020 (n)	2,080,000	2,202,200
Iron Mountain, Inc., REIT, 6%, 8/15/2023	4,760,000	5,057,500
NeuStar, Inc., 4.5%, 1/15/2023	4,870,000	4,523,013

		$25,755,345

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Cable TV - 5.7%
Altice Financing S.A., 6.625%, 2/15/2023 (n)	$8,055,000	$8,296,650
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)	5,185,000	5,353,513
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	8,130,000	8,597,475
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	1,325,000	1,361,438
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	3,245,000	3,380,884
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)	3,535,000	3,641,050
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	5,795,000	5,878,303
DISH DBS Corp., 5%, 3/15/2023	2,750,000	2,708,750
DISH DBS Corp., 5.875%, 11/15/2024	5,645,000	5,683,809
Intelsat Jackson Holdings S.A., 7.25%, 4/01/2019	2,850,000	2,297,813
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	2,945,000	1,951,063
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)	1,255,000	1,261,275
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)	1,895,000	2,350,667
Lynx II Corp., 6.375%, 4/15/2023 (n)	2,530,000	2,580,600
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)	2,495,000	2,510,594
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)	5,830,000	6,187,088
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	2,570,000	2,621,143
Unitymedia Hessen, 5.5%, 1/15/2023 (n)	4,480,000	4,642,400
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)	2,960,000	3,085,800
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)	1,230,000	1,217,700
Virgin Media Secured Finance PLC, 5.375%, 4/15/2021 (n)	1,251,000	1,291,658
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)	3,860,000	3,820,242
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)	2,750,000	2,729,375

		$83,449,290
Chemicals - 2.3%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)	$3,900,000	$3,958,500
Chemours Co., 6.625%, 5/15/2023	3,855,000	3,739,350
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)	3,345,000	3,788,213
Hexion U.S. Finance Corp., 6.625%, 4/15/2020	2,280,000	1,995,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/2018	2,440,000	2,319,220
Momentive Performance Materials, Inc., 3.88%, 10/24/2021	4,180,000	3,720,200
Tronox Finance LLC, 6.375%, 8/15/2020	5,520,000	4,954,200
Tronox Finance LLC, 7.5%, 3/15/2022 (n)	4,060,000	3,633,700
W.R. Grace & Co., 5.125%, 10/01/2021 (n)	5,590,000	5,953,350

		$34,061,733
Computer Software - 0.8%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)	$4,245,000	$4,627,283
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)	1,850,000	1,949,822
VeriSign, Inc., 4.625%, 5/01/2023	4,940,000	5,088,200

		$11,665,305
Computer Software - Systems - 1.7%
CDW LLC/CDW Finance Corp., 6%, 8/15/2022	$1,710,000	$1,812,600
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024	2,895,000	3,040,647
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	3,160,000	3,262,700
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)	4,270,000	4,414,113
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	7,060,000	7,245,325
Western Digital Corp., 10.5%, 4/01/2024 (n)	4,445,000	5,133,975

		$24,909,360
Conglomerates - 2.8%
Amsted Industries Co., 5%, 3/15/2022 (n)	$7,610,000	$7,629,025
Apex Tool Group, 7%, 2/01/2021 (n)	5,175,000	4,722,188

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Conglomerates - continued
EnerSys, 5%, 4/30/2023 (n)	$8,365,000	$8,574,125
Enpro Industries, Inc., 5.875%, 9/15/2022	5,560,000	5,782,400
Entegris, Inc., 6%, 4/01/2022 (n)	4,825,000	4,993,875
Renaissance Acquisition, 6.875%, 8/15/2021 (n)	5,775,000	5,659,500
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)	3,685,000	3,735,669

		$41,096,782
Construction - 0.0%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	$2,120,000	$394,850
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	1,723,000	320,478

		$715,328
Consumer Products - 1.0%
NBTY, Inc., 7.625%, 5/15/2021 (n)	$5,740,000	$5,610,850
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)	3,800,000	3,942,500
Spectrum Brands, Inc., 6.125%, 12/15/2024	1,065,000	1,166,175
Spectrum Brands, Inc., 5.75%, 7/15/2025	3,670,000	3,972,775

		$14,692,300
Consumer Services - 2.6%
ADT Corp., 6.25%, 10/15/2021	$8,105,000	$8,864,844
ADT Corp., 4.125%, 6/15/2023	1,360,000	1,329,822
Garda World Security Corp., 7.25%, 11/15/2021 (n)	2,385,000	2,277,675
Garda World Security Corp., 7.25%, 11/15/2021 (n)	4,540,000	4,335,700
Interval Acquisition Corp., 5.625%, 4/15/2023	8,300,000	8,569,750
Mobile Mini, Inc., 5.875%, 7/01/2024	5,060,000	5,275,050
Monitronics International, Inc., 9.125%, 4/01/2020	4,800,000	4,548,000
Service Corp. International, 5.375%, 5/15/2024	3,235,000	3,396,750

		$38,597,591
Containers - 4.1%
Ball Corp., 5%, 3/15/2022	$3,365,000	$3,617,375
Berry Plastics Group, Inc., 5.5%, 5/15/2022	6,035,000	6,276,400
Berry Plastics Group, Inc., 6%, 10/15/2022	3,685,000	3,896,888
Crown American LLC, 4.5%, 1/15/2023	5,248,000	5,379,200
Crown American LLC, 4.25%, 9/30/2026 (n)	2,515,000	2,467,844
Multi-Color Corp., 6.125%, 12/01/2022 (n)	5,630,000	5,869,275
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)	5,712,000	5,911,920
Reynolds Group, 9.875%, 8/15/2019	124,000	127,100
Reynolds Group, 5.75%, 10/15/2020	2,550,000	2,617,014
Reynolds Group, 8.25%, 2/15/2021	7,085,000	7,402,061
Reynolds Group, 5.125%, 7/15/2023 (n)	2,900,000	2,977,024
Reynolds Group, 7%, 7/15/2024 (n)	315,000	336,656
Sealed Air Corp., 4.875%, 12/01/2022 (n)	4,940,000	5,205,525
Sealed Air Corp., 5.125%, 12/01/2024 (n)	2,215,000	2,342,363
Signode Industrial Group, 6.375%, 5/01/2022 (n)	5,880,000	5,938,800

		$60,365,445
Electronics - 1.3%
Micron Technology, Inc., 5.875%, 2/15/2022	$3,780,000	$3,904,362
Micron Technology, Inc., 5.5%, 2/01/2025	1,110,000	1,088,144
NXP B.V., 5.75%, 2/15/2021 (n)	1,645,000	1,710,800
NXP B.V./NXP Funding LLC, 5.75%, 3/15/2023 (n)	5,390,000	5,740,350
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	3,185,000	3,376,100
Sensata Technologies B.V., 5%, 10/01/2025 (n)	3,125,000	3,203,125

		$19,022,881

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - 5.0%
Bonanza Creek Energy, Inc., 6.75%, 4/15/2021	$4,270,000	$2,594,025
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	6,245,000	6,416,738
Chaparral Energy, Inc., 7.625%, 11/15/2022 (a)(d)	2,950,000	2,286,250
Concho Resources, Inc., 5.5%, 4/01/2023	4,330,000	4,429,590
Consol Energy, Inc., 5.875%, 4/15/2022	1,890,000	1,747,069
Consol Energy, Inc., 8%, 4/01/2023	5,555,000	5,499,450
Continental Resources, Inc., 4.5%, 4/15/2023	6,845,000	6,519,863
Gulfport Energy Corp., 6%, 10/15/2024 (z)	4,370,000	4,451,938
PDC Energy, Inc., 6.125%, 9/15/2024 (n)	6,120,000	6,364,800
QEP Resources, Inc., 5.25%, 5/01/2023	6,545,000	6,430,463
Range Resources Corp., 4.875%, 5/15/2025	6,845,000	6,540,466
Rice Energy, Inc., 7.25%, 5/01/2023	5,815,000	6,163,900
Sanchez Energy Corp., 6.125%, 1/15/2023	6,525,000	5,578,875
Seven Generations Energy, 8.25%, 5/15/2020 (n)	2,825,000	2,994,500
Whiting Petroleum Corp., 6.25%, 4/01/2023	5,790,000	5,341,275

		$73,359,202
Energy - Integrated - 0.4%
Cenovus Energy, Inc., 6.75%, 11/15/2039	$3,341,000	$3,729,522
Cenovus Energy, Inc., 4.45%, 9/15/2042	3,215,000	2,818,115

		$6,547,637
Entertainment - 1.4%
AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026 (z)	$925,000	$928,469
Cedar Fair LP, 5.25%, 3/15/2021	5,025,000	5,211,277
Cedar Fair LP, 5.375%, 6/01/2024	2,490,000	2,626,950
Cinemark USA, Inc., 5.125%, 12/15/2022	3,135,000	3,221,213
Cinemark USA, Inc., 4.875%, 6/01/2023	3,010,000	3,013,763
Six Flags Entertainment Corp., 5.25%, 1/15/2021 (n)	4,915,000	5,062,450

		$20,064,122
Financial Institutions - 5.0%
Aircastle Ltd., 4.625%, 12/15/2018	$3,340,000	$3,481,950
Aircastle Ltd., 5.125%, 3/15/2021	2,295,000	2,435,569
Aircastle Ltd., 5.5%, 2/15/2022	5,495,000	5,893,388
CIT Group, Inc., 5.25%, 3/15/2018	4,360,000	4,515,478
CIT Group, Inc., 6.625%, 4/01/2018 (n)	4,776,000	5,014,800
CIT Group, Inc., 5.5%, 2/15/2019 (n)	5,607,000	5,901,368
CIT Group, Inc., 5%, 8/15/2022	1,885,000	2,009,881
Credit Acceptance Corp., 6.125%, 2/15/2021	666,000	669,330
Credit Acceptance Corp., 7.375%, 3/15/2023	4,415,000	4,558,488
Icahn Enterprises LP, 6%, 8/01/2020	4,310,000	4,234,575
Icahn Enterprises LP, 5.875%, 2/01/2022	5,000,000	4,756,250
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018	3,080,000	3,116,575
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020	6,025,000	6,145,500
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	1,605,000	1,592,963
Navient Corp., 8%, 3/25/2020	6,835,000	7,415,975
Navient Corp., 5.875%, 3/25/2021	1,975,000	1,977,469
Navient Corp., 7.25%, 1/25/2022	6,615,000	6,681,150
Navient Corp., 7.25%, 9/25/2023	1,260,000	1,255,275
Navient Corp., 6.125%, 3/25/2024	2,850,000	2,607,750

		$74,263,734

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - 1.7%
JBS Investments GmbH, 7.25%, 4/03/2024	$2,070,000	$2,090,700
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	6,730,000	6,763,650
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024	4,380,000	4,697,550
Sun Merger Sub, Inc., 5.875%, 8/01/2021 (n)	5,380,000	5,608,650
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	5,615,000	5,839,600

		$25,000,150
Forest & Paper Products - 0.2%
Appvion, Inc., 9%, 6/01/2020 (n)	$4,245,000	$2,631,900

Gaming & Lodging - 3.2%
CCM Merger, Inc., 9.125%, 5/01/2019 (n)	$3,555,000	$3,714,975
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	5,715,000	6,129,338
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	750,000	796,875
Greektown Holdings LLC, 8.875%, 3/15/2019 (n)	5,100,000	5,393,250
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/2021	5,675,000	5,845,250
Isle of Capri Casinos, Inc., 8.875%, 6/15/2020	1,110,000	1,175,213
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021	5,520,000	5,740,800
MGM Resorts International, 6.625%, 12/15/2021	4,865,000	5,433,621
MGM Resorts International, 6%, 3/15/2023	5,340,000	5,780,550
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	5,675,000	5,845,250
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	2,155,000	2,198,100

		$48,053,222
Industrial - 0.9%
Dematic S.A., 7.75%, 12/15/2020 (n)	$7,725,000	$8,034,000
Howard Hughes Corp., 6.875%, 10/01/2021 (n)	5,480,000	5,789,620

		$13,823,620
Insurance - Health - 0.5%
Centene Corp., 5.625%, 2/15/2021	$2,790,000	$2,926,738
Centene Corp., 6.125%, 2/15/2024	3,770,000	4,015,050

		$6,941,788
Machinery & Tools - 1.6%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$4,975,000	$5,236,188
CNH Industrial Capital LLC, 4.375%, 11/06/2020	7,190,000	7,351,775
CNH Industrial N.V., 4.5%, 8/15/2023	2,920,000	2,934,600
H&E Equipment Services Co., 7%, 9/01/2022	5,800,000	6,101,600
Light Tower Rentals, Inc., 8.125%, 8/01/2019 (n)	3,300,000	1,480,875

		$23,105,038
Major Banks - 1.9%
Bank of America Corp., FRN, 6.1%, 12/29/2049	$12,345,000	$12,897,562
Bank of America Corp., FRN, 6.3%, 12/29/2049	1,905,000	2,078,641
JPMorgan Chase & Co., 6% to 8/01/2023, FRN to 12/29/2049	6,460,000	6,734,550
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2049	3,760,000	3,449,800
Royal Bank of Scotland Group PLC, 8.625% to 8/15/2021, FRN to 12/29/2049	2,600,000	2,587,000

		$27,747,553
Medical & Health Technology & Services - 6.1%
AmSurg Corp., 5.625%, 7/15/2022	$4,430,000	$4,518,600
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	6,990,000	5,329,875
DaVita, Inc., 5.125%, 7/15/2024	615,000	601,547
DaVita, Inc., 5%, 5/01/2025	5,210,000	5,027,650
HCA, Inc., 4.25%, 10/15/2019	4,370,000	4,533,875

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
HCA, Inc., 7.5%, 2/15/2022	$7,040,000	$8,011,520
HCA, Inc., 5.875%, 3/15/2022	5,470,000	6,017,000
HCA, Inc., 5%, 3/15/2024	4,960,000	5,165,840
HCA, Inc., 5.375%, 2/01/2025	5,735,000	5,853,715
HCA, Inc., 5.875%, 2/15/2026	2,780,000	2,919,000
HealthSouth Corp., 5.125%, 3/15/2023	5,430,000	5,484,300
HealthSouth Corp., 5.75%, 11/01/2024	4,015,000	4,140,469
LifePoint Health, Inc., 5.375%, 5/01/2024 (z)	3,190,000	3,170,222
MEDNAX, Inc., 5.25%, 12/01/2023 (n)	3,940,000	4,117,300
Quorum Health Corp., 11.625%, 4/15/2023 (n)	4,500,000	3,262,500
Tenet Healthcare Corp., 8%, 8/01/2020	8,615,000	8,528,850
Tenet Healthcare Corp., 8.125%, 4/01/2022	6,175,000	6,036,063
Tenet Healthcare Corp., 6.75%, 6/15/2023	3,275,000	3,008,906
Universal Health Services, Inc., 7.625%, 8/15/2020	4,380,000	4,204,800

		$89,932,032
Medical Equipment - 0.9%
Hologic, Inc., 5.25%, 7/15/2022 (n)	$5,190,000	$5,488,944
Teleflex, Inc., 5.25%, 6/15/2024	4,750,000	4,916,250
Teleflex, Inc., 4.875%, 6/01/2026	2,525,000	2,588,125

		$12,993,319
Metals & Mining - 4.4%
Allegheny Technologies, Inc., 5.95%, 1/15/2021	$3,939,000	$3,643,575
Century Aluminum Co., 7.5%, 6/01/2021 (n)	4,715,000	4,290,650
Commercial Metals Co., 4.875%, 5/15/2023	4,263,000	4,220,370
First Quantum Minerals Ltd., 7.25%, 10/15/2019 (n)	4,577,000	4,514,066
First Quantum Minerals Ltd., 7.25%, 5/15/2022 (n)	2,005,000	1,897,231
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	5,245,000	4,733,613
Freeport-McMoRan Oil & Gas LLC, 6.5%, 11/15/2020	845,000	862,956
Freeport-McMoRan Oil & Gas LLC, 6.875%, 2/15/2023	1,587,000	1,646,513
Freeport-McMoRan, Inc., 5.45%, 3/15/2043	2,405,000	1,996,150
GrafTech International Co., 6.375%, 11/15/2020	4,795,000	3,644,200
Hudbay Minerals, Inc., 9.5%, 10/01/2020	4,270,000	4,376,750
Kaiser Aluminum Corp., 5.875%, 5/15/2024	4,230,000	4,467,938
Kinross Gold Corp., 5.125%, 9/01/2021	2,535,000	2,636,400
Kinross Gold Corp., 5.95%, 3/15/2024	2,580,000	2,709,000
Lundin Mining Corp., 7.5%, 11/01/2020 (n)	2,165,000	2,300,313
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	2,545,000	2,748,600
Steel Dynamics, Inc., 5.125%, 10/01/2021	1,725,000	1,798,313
Steel Dynamics, Inc., 5.25%, 4/15/2023	720,000	745,200
Steel Dynamics, Inc., 5.5%, 10/01/2024	2,725,000	2,874,875
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/2020	5,255,000	5,057,938
Suncoke Energy, Inc., 7.625%, 8/01/2019	472,000	425,980
TMS International Corp., 7.625%, 10/15/2021 (n)	4,555,000	3,757,875

		$65,348,506
Midstream - 6.1%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$6,250,000	$6,109,375
Crestwood Midstream Partners LP, 6%, 12/15/2020	2,690,000	2,737,075
Crestwood Midstream Partners LP, 6.125%, 3/01/2022	2,930,000	2,995,925
Crestwood Midstream Partners LP, 6.25%, 4/01/2023	1,830,000	1,852,875
Energy Transfer Equity LP, 7.5%, 10/15/2020	7,680,000	8,371,200
EnLink Midstream Partners LP, 4.4%, 4/01/2024	5,510,000	5,481,657
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/2021	2,080,000	1,960,400

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Midstream - continued
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/2022	$4,270,000	$4,003,125
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	5,952,000	7,278,725
MPLX LP, 5.5%, 2/15/2023	3,370,000	3,511,099
MPLX LP, 4.5%, 7/15/2023	4,924,000	5,065,368
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	5,880,000	6,188,700
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	7,540,000	8,011,250
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	2,545,000	2,691,338
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	3,104,000	3,284,498
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026 (n)	2,170,000	2,338,609
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019	2,555,000	2,577,356
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	2,800,000	2,779,280
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027 (n)	6,315,000	6,315,000
Williams Cos., Inc., 4.55%, 6/24/2024	6,510,000	6,623,925

		$90,176,780
Network & Telecom - 1.7%
Centurylink, Inc., 6.45%, 6/15/2021	$4,305,000	$4,595,588
Centurylink, Inc., 7.65%, 3/15/2042	3,875,000	3,448,750
Frontier Communications Corp., 6.25%, 9/15/2021	1,590,000	1,510,500
Frontier Communications Corp., 7.125%, 1/15/2023	3,400,000	3,057,875
Frontier Communications Corp., 11%, 9/15/2025	4,300,000	4,402,770
Frontier Communications Corp., 9%, 8/15/2031	2,815,000	2,449,050
Telecom Italia Capital, 6%, 9/30/2034	1,680,000	1,671,600
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)	3,865,000	3,927,806

		$25,063,939
Oil Services - 0.5%
Bristow Group, Inc., 6.25%, 10/15/2022	$2,973,000	$2,370,968
Weatherford International Ltd., 8.25%, 6/15/2023	5,325,000	5,511,375

		$7,882,343
Oils - 0.6%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)	$2,765,000	$2,823,065
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)	5,445,000	5,567,513

		$8,390,578
Other Banks & Diversified Financials - 0.8%
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	$3,873,000	$4,892,838
UBS AG, 6.875%, 12/29/2049	6,405,000	6,338,414

		$11,231,252
Pharmaceuticals - 1.7%
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/2022 (n)	$5,835,000	$5,528,663
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	3,400,000	3,221,500
Mallinckrodt International Finance S.A., 5.5%, 4/15/2025 (n)	3,555,000	3,288,375
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)	6,110,000	5,468,450
Valeant Pharmaceuticals International, Inc., 7.5%, 7/15/2021 (n)	3,230,000	2,874,700
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/2022 (n)	3,390,000	2,949,300
VRX Escrow Corp., 5.875%, 5/15/2023 (n)	3,240,000	2,551,500

		$25,882,488
Precious Metals & Minerals - 0.7%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)	$4,095,000	$4,135,950
Teck Resources Ltd., 4.5%, 1/15/2021	2,475,000	2,487,375
Teck Resources Ltd., 8%, 6/01/2021 (n)	2,340,000	2,556,450
Teck Resources Ltd., 3.75%, 2/01/2023	1,600,000	1,513,000

		$10,692,775

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Printing & Publishing - 1.2%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$8,015,000	$8,175,300
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024	2,590,000	2,693,600
TEGNA, Inc., 5.125%, 7/15/2020	1,415,000	1,471,600
TEGNA, Inc., 4.875%, 9/15/2021 (n)	1,900,000	1,980,750
TEGNA, Inc., 6.375%, 10/15/2023	3,900,000	4,124,250

		$18,445,500
Real Estate - Healthcare - 0.7%
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022	$4,905,000	$5,088,938
MPT Operating Partnership LP, REIT, 5.25%, 8/01/2026	4,595,000	4,686,900

		$9,775,838
Real Estate - Other - 0.9%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021	$7,260,000	$7,604,850
Felcor Lodging LP, REIT, 5.625%, 3/01/2023	5,115,000	5,278,629

		$12,883,479
Restaurants - 0.3%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	$4,340,000	$4,524,450

Retailers - 1.6%
Dollar Tree, Inc., 5.75%, 3/01/2023	$6,865,000	$7,311,225
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)	4,418,000	4,219,190
Neiman Marcus Group Ltd., 8%, 10/15/2021 (n)	1,755,000	1,447,875
Rite Aid Corp., 9.25%, 3/15/2020	1,000,000	1,052,500
Rite Aid Corp., 6.75%, 6/15/2021	1,380,000	1,449,000
Rite Aid Corp., 6.125%, 4/01/2023 (n)	4,245,000	4,478,475
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	2,910,000	3,106,425

		$23,064,690
Specialty Chemicals - 0.9%
Chemtura Corp., 5.75%, 7/15/2021	$6,165,000	$6,423,159
Univar USA, Inc., 6.75%, 7/15/2023 (n)	6,455,000	6,680,925

		$13,104,084
Specialty Stores - 1.1%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)	$5,730,000	$5,995,013
Group 1 Automotive, Inc., 5%, 6/01/2022	6,105,000	6,089,738
Michaels Stores, Inc., 5.875%, 12/15/2020 (n)	4,255,000	4,377,331

		$16,462,082
Supermarkets - 0.4%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024 (n)	$5,440,000	$5,644,000

Telecommunications - Wireless - 3.8%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	$3,570,000	$3,728,419
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	4,145,000	4,310,800
Digicel Group Ltd., 8.25%, 9/30/2020 (n)	1,445,000	1,278,825
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	2,231,000	1,767,398
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	7,033,000	6,310,008
Sprint Capital Corp., 6.875%, 11/15/2028	3,690,000	3,394,800
Sprint Corp., 7.875%, 9/15/2023	3,395,000	3,361,050
Sprint Corp., 7.125%, 6/15/2024	8,300,000	7,802,000
Sprint Nextel Corp., 9%, 11/15/2018 (n)	1,980,000	2,178,000
Sprint Nextel Corp., 6%, 11/15/2022	2,625,000	2,446,185

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
T-Mobile USA, Inc., 6.125%, 1/15/2022	$475,000	$501,125
T-Mobile USA, Inc., 6.5%, 1/15/2024	3,035,000	3,247,450
T-Mobile USA, Inc., 6.464%, 4/28/2019	1,465,000	1,488,806
T-Mobile USA, Inc., 6.25%, 4/01/2021	7,535,000	7,845,819
T-Mobile USA, Inc., 6.633%, 4/28/2021	1,890,000	1,982,138
T-Mobile USA, Inc., 6.5%, 1/15/2026	3,600,000	3,946,320

		$55,589,143
Telephone Services - 0.5%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$1,900,000	$1,938,000
Level 3 Financing, Inc., 5.375%, 5/01/2025	6,000,000	6,090,000

		$8,028,000
Transportation - Services - 0.6%
Navios Maritime Acquisition Corp., 8.125%, 11/15/2021 (n)	$3,947,000	$2,979,985
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	4,175,000	2,171,000
Navios South American Logistics, Inc., 7.25%, 5/01/2022	1,110,000	876,900
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	3,185,000	2,356,900
Ultrapetrol Bahamas Ltd., 8.875%, 6/15/2021 (a)(d)	786,000	149,340

		$8,534,125
Utilities - Electric Power - 2.4%
Calpine Corp., 5.5%, 2/01/2024	$3,935,000	$3,836,625
Calpine Corp., 5.75%, 1/15/2025	4,305,000	4,186,613
Covanta Holding Corp., 7.25%, 12/01/2020	4,290,000	4,402,613
Covanta Holding Corp., 6.375%, 10/01/2022	2,185,000	2,223,238
Covanta Holding Corp., 5.875%, 3/01/2024	3,840,000	3,772,800
Dynegy, Inc., 7.375%, 11/01/2022	8,630,000	8,322,556
Dynegy, Inc., 8%, 1/15/2025 (z)	1,585,000	1,529,525
NRG Energy, Inc., 6.625%, 3/15/2023	4,945,000	4,932,638
NRG Energy, Inc., 7.25%, 5/15/2026 (n)	1,620,000	1,593,934

		$34,800,542
Total Bonds		$1,351,282,863

Floating Rate Loans (g)(r) - 3.6%
Aerospace - 0.2%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/2020	$3,641,456	$3,633,365

Broadcasting - 0.2%
Nexstar Broadcasting, Inc., Term Loan B, 3%, 9/23/2023 (o)	$2,168,198	$2,175,942

Building - 0.5%
ABC Supply Co., Inc., Term Loan B, 3.5%, 4/16/2020	$5,014,702	$5,025,529
HD Supply, Inc., Term Loan B, 3.75%, 8/13/2021	2,285,429	2,290,189

		$7,315,718
Chemicals - 0.1%
GCP Applied Technologies, Inc., Term Loan B, 4%, 2/03/2022 (o)	$1,881,355	$1,893,113

Computer Software - Systems - 0.3%
CDW LLC, Term Loan B, 3%, 8/17/2023	$2,285,472	$2,291,595
Sabre GLBL, Inc., Term Loan B, 4%, 2/19/2019 (o)	1,791,200	1,796,638

		$4,088,233

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Conglomerates - 0.2%
Entegris, Inc., Term Loan B, 3.5%, 4/30/2021	$3,281,332	$3,296,370

Consumer Products - 0.1%
Spectrum Brands, Inc., Term Loan B, 3.5%, 6/23/2022	$1,791,200	$1,799,260

Entertainment - 0.2%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/2020	$1,045,272	$1,048,213
Six Flags Theme Parks, Inc., Term Loan B, 3.25%, 6/30/2022 (o)	1,791,200	1,795,678

		$2,843,891
Food & Beverages - 0.1%
Pinnacle Foods Finance LLC, Term Loan I, 2.75%, 1/13/2023 (o)	$1,786,700	$1,798,704

Gaming & Lodging - 0.2%
Hilton Worldwide Finance LLC, Term Loan B1, 3.5%, 10/25/2020	$2,836,642	$2,845,254

Medical & Health Technology & Services - 0.3%
DaVita Healthcare Partners, Inc., Term Loan B, 3.5%, 6/24/2021	$3,893,247	$3,893,247

Printing & Publishing - 0.2%
CBS Outdoor, Term Loan B, 3%, 1/31/2021	$2,644,824	$2,642,620

Retailers - 0.1%
Rite Aid Corp., Second Lien Term Loan, 4.87%, 6/21/2021	$937,940	$939,581

Telephone Services - 0.1%
Level 3 Financing, Inc., Term Loan B, 4%, 1/15/2020	$2,100,200	$2,109,388

Transportation - Services - 0.5%
Commercial Barge Line Co., First Lien Term Loan, 9.75%, 11/12/2020	$7,193,385	$6,950,609

Utilities - Electric Power - 0.3%
Calpine Construction Finance Co., Term Loan B1, 3%, 5/03/2020 (o)	$4,918,152	$4,878,192
Total Floating Rate Loans		$53,103,487

Common Stocks - 0.5%
Special Products & Services - 0.5%
iShares iBoxx $ High Yield Corporate Bond ETF	83,300	$7,165,466
Total Common Stocks		$7,165,466

Money Market Funds - 4.0%
MFS Institutional Money Market Portfolio, 0.44% (v)	58,213,662	$58,213,662
Total Investments		$1,469,765,478

Other Assets, Less Liabilities - 0.3%		4,876,912
Net Assets - 100.0%		$1,474,642,390

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $495,716,292 representing 33.6% of net assets.

10

Portfolio of Investments (unaudited) – continued

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	10/28/16	$925,000	$928,469
Alliance Data Systems Corp., 5.875%, 11/01/2021	10/24/16-10/25/16	4,649,148	4,669,763
CBS Radio, Inc., 7.25%, 11/01/2024	10/07/16-10/25/16	2,641,694	2,669,588
Dynegy, Inc., 8%, 1/15/2025	10/05/16-10/06/16	1,591,221	1,529,525
Gulfport Energy Corp., 6%, 10/15/2024	10/06/16-10/21/16	4,465,700	4,451,938
LifePoint Health, Inc., 5.375%, 5/01/2024	10/24/16-10/27/16	3,219,105	3,170,222
Netflix, Inc., 4.375%, 11/15/2026	10/24/16	2,315,000	2,277,381
Total Restricted Securities			$19,696,886
% of Net assets			1.3%

The following abbreviations are used in this report and are defined:

ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 10/31/16

Forward Foreign Currency Exchange Contracts at 10/31/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Goldman Sachs International	2,033,642	12/09/16	$2,285,779	$2,236,011	$49,768

Futures Contracts at 10/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	91	$11,795,875	December - 2016	$147,559

At October 31, 2016, the fund had cash collateral of $122,850 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

11

Supplemental Information

10/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$7,165,466	$—	$—	$7,165,466
U.S. Corporate Bonds	—	1,166,082,818	—	1,166,082,818
Foreign Bonds	—	185,200,045	—	185,200,045
Floating Rate Loans	—	53,103,487	—	53,103,487
Mutual Funds	58,213,662	—	—	58,213,662
Total Investments	$65,379,128	$1,404,386,350	$—	$1,469,765,478

Other Financial Instruments
Futures Contracts	$147,559	$—	$—	$147,559
Forward Foreign Currency Exchange Contracts	—	49,768	—	49,768

For further information regarding security characteristics, see the Portfolio of Investments.

12

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,460,469,080
Gross unrealized appreciation	39,737,212
Gross unrealized depreciation	(30,440,814)
Net unrealized appreciation (depreciation)	$9,296,398

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	34,778,255	287,266,969	(263,831,562)	58,213,662

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$802	$—	$145,434	$58,213,662

13

QUARTERLY REPORT

October 31, 2016

MFS® MUNICIPAL HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

10/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)
Municipal Bonds - 99.4%
Alabama - 1.1%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 12/01/2036	$1,900,000	$1,885,962
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	1,630,000	1,814,744
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	1,685,000	1,885,010
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	3,945,000	4,370,626
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	2,565,000	2,880,854
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.25%, 2/01/2023	1,400,000	1,496,306
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/2029	4,790,000	5,079,172
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2/01/2036	1,505,000	1,600,402
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2028	1,700,000	1,702,924
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2043	1,560,000	1,561,716
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2025	65,000	48,654
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	805,000	565,569
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,130,000	647,580
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	1,620,000	647,773
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	3,080,000	1,149,949
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2017	1,165,000	1,201,639
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2018	1,210,000	1,274,856
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	1,360,000	1,494,545
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	1,995,000	2,212,256
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	1,670,000	1,832,959
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 11/01/2033	6,750,000	7,676,235
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/2035	1,635,000	1,874,266

		$44,903,997
Alaska - 0.2%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2030	$875,000	$993,353
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2031	1,270,000	1,434,592
Koyukuk, AK, Tanana Chiefs Conference, Healthcare Facilities Project, 7.75%, 10/01/2041	3,315,000	3,933,347

		$6,361,292
Arizona - 1.9%
Florence, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Project - Queen Creek & Casa Grande Campuses), 6%, 7/01/2043	$3,150,000	$3,447,770
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 4/01/2040	1,790,000	2,030,164
Maricopa County, AZ, Pollution Control Rev. (Southern California Edison Co.), “A”, 5%, 6/01/2035	4,700,000	5,225,507
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	2,035,000	2,175,008
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	700,000	748,160
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045	3,015,000	3,188,543
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046	1,735,000	1,834,867
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Choice Academies, Inc. Project), 5.625%, 9/01/2042	2,205,000	2,373,021
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	6,355,000	7,053,986
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	815,000	912,140
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	660,000	734,474
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	3,970,000	4,364,420
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	1,235,000	1,369,479
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/2034	1,970,000	2,264,239
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035	1,430,000	1,476,604
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/2044	3,155,000	3,666,236
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045	1,570,000	1,604,242
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046	3,935,000	4,026,095
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/2033	855,000	892,193

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/2043	$1,715,000	$1,772,967
Phoenix, AZ, Industrial Development Authority Lease Rev. (Guam Facilities Foundation, Inc. Project), 5%, 2/01/2018	1,500,000	1,534,305
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	4,545,000	4,589,859
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	4,785,000	4,883,858
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), “A”, 5.25%, 10/01/2040	4,755,000	5,268,017
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2032	2,940,000	3,543,406
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2042	1,675,000	1,833,840
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2046	1,275,000	1,394,085

		$74,207,485
Arkansas - 0.4%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	$365,000	$417,699
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2033	540,000	620,514
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/2046	6,455,000	1,993,498
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/2039	9,510,000	10,858,708
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/2042	1,360,000	1,550,781

		$15,441,200
California - 8.1%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/2041	$4,000,000	$4,536,640
Acton-Agua Dulce, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 5/01/2039	7,550,000	3,331,060
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, 5%, 10/01/2037	935,000	1,087,377
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, AGM, 5%, 10/01/2037	240,000	283,387
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2031	2,060,000	1,348,826
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2032	2,095,000	1,322,972
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2033	4,185,000	2,558,291
California Educational Facilities Authority Rev., 5%, 2/01/2026 (Prerefunded 2/01/2017)	900,000	909,756
California Educational Facilities Authority Rev., 5%, 2/01/2026	2,690,000	2,707,458
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 10/01/2038	2,320,000	2,496,181
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 12/01/2036	1,000,000	1,003,280
California Educational Facilities Authority Rev. (Stanford University), 5%, 5/01/2045	13,795,000	19,220,436
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/2039	2,765,000	3,074,072
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2/01/2030	2,560,000	2,580,864
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/2023	8,080,000	8,144,721
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/2033	11,580,000	12,036,947
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	1,135,000	1,658,337
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	4,000,000	5,562,200
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/2028	1,915,000	2,032,198
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2035	475,000	531,017
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	1,585,000	1,679,799
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040	900,000	1,038,501
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 8/01/2040	3,500,000	3,897,040
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/2045	4,080,000	4,492,121
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/2045	2,975,000	3,043,931
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 10/01/2030	3,380,000	3,806,218
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	10,830,000	12,812,540
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2041	675,000	756,061
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2036	865,000	975,928
California School Finance Authority, Charter School Rev. (Downtown Prep - Obligated Group), 5%, 6/01/2046	1,325,000	1,365,863
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024	730,000	796,357
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2025	760,000	829,730
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	435,000	499,158

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045	$1,150,000	$1,297,189
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 4.75%, 10/01/2024	425,000	457,789
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.625%, 10/01/2034	575,000	622,834
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	545,000	596,132
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/2049	620,000	681,058
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 4.125%, 7/01/2024	450,000	486,671
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/2044	430,000	478,749
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/2038 (a)(d)	100,980	505
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044	760,000	839,268
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.375%, 11/01/2049	945,000	1,045,472
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/2039	2,985,000	3,355,289
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.125%, 11/01/2023	540,000	594,589
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 11/01/2027	1,385,000	1,434,278
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/2033	1,600,000	1,816,256
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.375%, 11/01/2043	1,335,000	1,528,241
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5%, 8/15/2038	2,500,000	2,926,950
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5%, 8/15/2031	440,000	529,852
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/2033	2,910,000	2,984,205
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 6/01/2042	1,510,000	1,654,356
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	555,000	594,721
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	780,000	826,909
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,315,000	1,398,608
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	3,400,000	3,813,644
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	6,155,000	6,800,229
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046	8,500,000	9,370,060
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	7,010,000	7,820,426
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “A”, CALHF, 5%, 8/01/2034	1,000,000	1,161,560
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “A”, CALHF, 5%, 8/01/2044	2,400,000	2,765,208
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “B”, CALHF, 3%, 8/01/2021	1,540,000	1,542,325
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “C”, CALHF, 2.5%, 8/01/2020	1,040,000	1,041,227
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “D”, 4.75%, 8/01/2020	2,650,000	2,652,412
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7%, 11/15/2029	1,400,000	1,599,864
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7.25%, 11/15/2041	560,000	638,954
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/2040 (Prerefunded 5/15/2018)	2,125,000	2,293,513
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 5.625%, 10/01/2032	1,000,000	1,082,910
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 10/01/2042	1,000,000	1,092,300
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5.375%, 5/15/2038	3,000,000	3,410,670
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/2046 (Prerefunded 1/01/2019)	7,630,000	8,464,188
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6%, 7/01/2030 (Prerefunded 1/01/2019)	1,990,000	2,202,253
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.375%, 7/01/2045 (Prerefunded 1/01/2019)	2,340,000	2,608,328
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 5/01/2029	2,440,000	2,479,504

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/2034	$1,940,000	$2,158,269
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	4,785,000	3,109,245
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2031	4,280,000	2,681,976
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2032	3,010,000	1,814,368
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 6/01/2023	1,185,000	1,246,454
Hartnell , CA, Community College District (Monterey and San Benito Counties), Election of 2002 General Obligation, Capital Appreciation, “D”, 0%, 8/01/2039 (Prerefunded 8/01/2019)	10,355,000	2,332,567
Hollister, CA, (Community Development Project), BAM, 5%, 10/01/2029	1,480,000	1,764,441
Hollister, CA, (Community Development Project), BAM, 5%, 10/01/2031	1,675,000	1,976,684
Imperial, CA, Irrigation District Electric Rev., “C”, 5%, 11/01/2038	1,350,000	1,607,405
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	1,745,000	1,984,205
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/2039	1,000,000	1,113,540
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/2044	1,500,000	1,664,850
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/2042	1,535,000	1,731,848
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/2036	455,000	492,842
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 8/01/2045	4,240,000	2,922,378
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	450,000	507,947
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2034	330,000	379,764
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2044	555,000	633,322
Los Angeles County, CA, Rio Hondo Community College District, “C”, Convertible Capital Appreciation, 0% to 8/01/2024, 6.85% to 8/01/2042	10,000,000	10,386,800
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/2029	1,000,000	1,160,350
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/2030	1,000,000	1,152,980
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/2031	1,660,000	1,902,642
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/2034	525,000	579,390
Madera, CA, Irrigation Financing Authority Water Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	5,970,000	6,980,661
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	645,000	419,444
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, 0% to 8/01/2028, 6.25% to 8/01/2043	7,025,000	5,796,679
Newport Mesa, CA, Unified School District (Election of 2005), Capital Appreciation, 0%, 8/01/2041	12,965,000	2,962,503
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2024	3,110,000	2,576,604
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2027	2,070,000	1,535,981
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2029	4,025,000	2,733,096
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2030	4,455,000	2,914,506
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,360,000	1,603,807
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039	4,080,000	4,746,101
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2025	865,000	1,058,077
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2026	905,000	1,099,240
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2027	1,225,000	1,477,742
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	635,000	760,324
Riverside County, CA, Public Financing Authority Tax Allocation Rev. (Project Area No. 1 Desert Communities & Interstate 215 Corridor Projects), BAM, 4%, 10/01/2037	955,000	1,029,987
Riverside County, CA, Successor Agency to the Redevelopment Agency Tax Allocation Rev. (Jurupa Valley Redevelopment Project Area), “B”, BAM, 4%, 10/01/2036	955,000	1,031,543
Riverside County, CA, Successor Agency to the Redevelopment Agency Tax Allocation Rev. (Mid-County Redevelopment Project Area), “C”, BAM, 4%, 10/01/2036	280,000	302,442
Riverside County, CA, Successor Agency to the Redevelopment Agency Tax Allocation Rev. (Mid-County Redevelopment Project Area), “C”, BAM, 4%, 10/01/2037	155,000	167,171
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/2041	6,000,000	7,267,140
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.875%, 4/01/2047 (Put Date 4/01/2019)	2,505,000	2,539,569

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 8/01/2043	$8,725,000	$2,058,489
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	225,000	255,735
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	6,545,000	7,477,204
San Jose, CA, Airport Rev., “C”, 5%, 3/01/2030	885,000	1,051,292
State of California, 5%, 5/01/2044	3,710,000	4,357,358
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/2032	600,000	693,234
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 7/01/2029	700,000	711,676
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 8/01/2029	3,665,000	2,510,635
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/2044	4,300,000	4,869,965
Whittier, CA, Union High School District, Capital Appreciation, 0%, 8/01/2034	2,270,000	847,346

		$320,548,581
Colorado - 2.7%
Arvada, CO, Cimarron Metropolitan District, Rev., 6%, 12/01/2022	$2,000,000	$2,002,880
Central Platte Valley, CO, General Obligation, 5%, 12/01/2043	1,250,000	1,320,950
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	305,000	348,029
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	560,000	620,206
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	395,000	435,867
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2033	450,000	465,957
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2042	1,120,000	1,145,883
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	490,000	544,003
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	350,000	398,024
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	350,000	393,369
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5%, 11/01/2044	885,000	921,692
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5.125%, 11/01/2049	765,000	793,022
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), 5%, 12/01/2031	1,715,000	1,964,841
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/2038	895,000	1,014,375
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2035	2,000,000	2,115,460
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2045	2,675,000	2,796,445
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/2043	2,975,000	3,501,159
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 8/01/2037	2,250,000	2,232,743
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), 6.375%, 1/01/2041	1,620,000	1,804,356
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 1/01/2037	2,650,000	2,671,757
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2021	105,000	119,679
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2033	4,295,000	4,709,210
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2035	1,710,000	1,914,858
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043	825,000	950,821
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6%, 11/15/2030 (Prerefunded 11/15/2020)	700,000	830,179
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6.25%, 11/15/2040 (Prerefunded 11/15/2020)	1,150,000	1,375,147
Colorado Health Facilities Hospital Authority Rev. (Adventist Health System/Sunbelt Obligated Group), “2014-E”, 5%, 11/15/2034	6,530,000	7,543,391
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 7/01/2018	540,000	579,501
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	8,490,000	9,664,167
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 10/01/2032	14,295,000	14,695,832
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 10/01/2032	4,705,000	4,861,347
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	1,070,000	1,204,167
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	675,000	758,417
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,800,000	2,019,204
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	795,000	888,460
E-470 Public Highway Authority Rev., CO, Capital Appreciation, “B”, NATL, 0%, 9/01/2027	12,305,000	7,354,206
Fruita, CO, Rev. (Family Health West Project), 7%, 1/01/2018	375,000	389,726
Fruita, CO, Rev. (Family Health West Project), 8%, 1/01/2043	4,440,000	4,897,586

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Park Creek Metropolitan District of Columbia Rev. (Senior Limited Property Tax Supported), “A”, 5%, 12/01/2045	$5,280,000	$5,935,301
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	6,860,000	8,880,887
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 12/01/2031 (a)(d)	2,396,000	526,257
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5%, 12/01/2033	404,000	431,056
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5.125%, 11/01/2038	824,000	880,189

		$108,900,606
Connecticut - 0.9%
Connecticut Health & Educational Facilities Authority Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2046	$750,000	$814,253
Connecticut Health & Educational Facilities Authority Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2053	985,000	1,058,570
Connecticut Health & Educational Facilities Authority Rev. (Church Home of Hartford, Inc. Project), “B-2”, 2.875%, 9/01/2020	1,525,000	1,523,368
Connecticut Health & Educational Facilities Authority Rev. (Trinity Health Credit Group), 5%, 12/01/2041	10,000,000	11,609,600
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “C-1”, 3.5%, 11/15/2045	3,245,000	3,428,375
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/2044	2,250,000	2,350,710
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	7,325,000	7,689,492
Mohegan Tribe Indians, CT, Gaming Authority Rev., “C”, 4.75%, 2/01/2020 (n)	5,305,000	5,327,758
University of Connecticut, General Obligation, “A”, 5%, 3/15/2028	1,610,000	1,973,345
University of Connecticut, General Obligation, “A”, 5%, 3/15/2029	1,365,000	1,660,222

		$37,435,693
Delaware - 0.2%
Delaware Economic Development Authority (Newark Charter School, Inc.), 5%, 9/01/2036	$285,000	$327,197
Delaware Economic Development Authority (Newark Charter School, Inc.), 5%, 9/01/2046	300,000	341,706
Delaware Economic Development Authority Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2036	920,000	981,281
Delaware Economic Development Authority Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2046	635,000	674,827
Delaware Economic Development Authority Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2051	1,100,000	1,166,132
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4.625%, 9/01/2034	915,000	976,552
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2044	1,030,000	1,124,389
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2049	1,210,000	1,310,926
Delaware Economic Development Authority Rev. (Newark Charter School, Inc. Project), 5%, 9/01/2042	1,420,000	1,556,746

		$8,459,756
District of Columbia - 0.6%
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2036	$1,635,000	$1,863,164
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2041	1,055,000	1,192,962
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2046	755,000	850,440
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2033	420,000	504,311
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2043	1,095,000	1,303,762
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/2025	1,275,000	1,310,024
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.125%, 1/01/2035	1,165,000	1,189,698
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.25%, 1/01/2039	765,000	782,480
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	1,475,000	1,503,674
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	5,000,000	5,058,500
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	8,820,000	8,859,955
District of Columbia, Tobacco Settlement, 6.75%, 5/15/2040	885,000	915,701

		$25,334,671
Florida - 7.4%
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6%, 11/15/2034	$1,180,000	$1,325,329
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.25%, 11/15/2044	2,955,000	3,336,668
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.375%, 11/15/2049	1,970,000	2,217,570
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2032	1,250,000	1,550,313

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2042	$2,000,000	$2,472,060
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2046	1,000,000	1,234,230
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-3”, 5.5%, 5/01/2036	265,000	264,216
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A-2”, 5.35%, 5/01/2036	1,230,000	1,226,162
Arborwood Community Development District, FL, Capital Improvement Rev., Convertible Capital Appreciation, “A-1”, 6.9%, 5/01/2036	300,000	340,098
Arborwood Community Development District, FL, Capital Improvement Rev., “B”, 6.9%, 5/01/2025	325,000	357,442
Arborwood Community Development District, FL, Capital Improvement Rev., “B”, “A-2”, 6.9%, 5/01/2036	35,000	39,678
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2/01/2030	1,560,000	1,244,771
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/2030	690,000	741,778
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/2033	320,000	342,256
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/2034	1,355,000	1,456,273
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 11/01/2039	4,720,000	5,175,858
Cape Coral, FL, Health Facilities Authority, Senior Housing Rev. (Gulf Care, Inc. Project), 5.875%, 7/01/2040	3,590,000	3,927,281
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 5/01/2039	2,430,000	2,454,786
Capital Trust Agency, FL, Charter School Rev. (River City Educational Services, Inc. Project) “A”, 5.375%, 2/01/2035	1,465,000	1,504,145
Capital Trust Agency, FL, Charter School Rev. (River City Educational Services, Inc. Project) “A”, 5.625%, 2/01/2045	2,725,000	2,805,333
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 5/01/2037	915,000	912,118
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/2043	5,910,000	6,856,368
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 5.5%, 5/15/2025	300,000	309,390
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.25%, 5/15/2035	300,000	309,102
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 5/15/2044	4,970,000	5,892,879
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.5%, 5/15/2049	805,000	829,182
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B”, 5.25%, 5/15/2022	2,560,000	2,560,742
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B-1”, 6.875%, 5/15/2021	1,180,000	1,181,900
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B-2”, 6.5%, 5/15/2020	570,000	571,015
Creekside Community Development District, FL, Special Assessment, 5.2%, 5/01/2038 (a)(d)	1,400,000	559,468
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2020	395,000	443,735
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2021	620,000	712,498
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2022	520,000	610,449
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2023	685,000	815,938
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	575,000	694,646
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	670,000	818,593
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2035	1,650,000	1,902,104
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046	2,245,000	2,538,938
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 5.75%, 8/15/2029	1,000,000	1,129,460
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	3,050,000	3,434,666
Florida Board of Education, Lottery Rev., “A”, 5%, 7/01/2020	8,410,000	9,578,906
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2019	660,000	725,254
Florida Development Finance Corp. Educational Facilities Rev. (Bay Area Charter Foundation LLC), “A”, 7.75%, 6/15/2042	3,480,000	3,889,387
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2030	2,575,000	2,705,089
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/2032	1,950,000	2,128,113
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2040	5,490,000	5,737,654
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 7.625%, 6/15/2041	10,375,000	11,999,310
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2043	4,070,000	4,449,975

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2044	$5,000,000	$5,170,050
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “A”, FHLMC, 3.5%, 7/01/2046	1,585,000	1,666,136
Florida Mid-Bay Bridge Authority Rev., “A”, 5%, 10/01/2035	5,000,000	5,709,900
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/2038	1,705,000	1,728,580
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 8/15/2029 (Prerefunded 8/15/2018)	4,700,000	5,093,578
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2033	1,905,000	2,182,654
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2034	1,655,000	1,887,312
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2035	2,340,000	2,657,749
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	880,000	918,746
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	1,400,000	1,457,120
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	2,520,000	2,601,421
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), “B”, 6.5%, 11/15/2031	1,600,000	1,866,576
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/2038	1,325,000	1,320,031
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.5%, 5/01/2036	4,830,000	4,653,753
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.625%, 5/01/2047	2,720,000	2,595,587
Main Street Community Development District, FL, “A”, 6.8%, 5/01/2038	1,580,000	1,592,482
Marshall Creek, FL, Community Development District Rev. (St. John’s County), “A”, 5%, 5/01/2032	1,560,000	1,622,977
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Children’s Hospital), 6%, 8/01/2046	7,250,000	8,368,965
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	2,895,000	3,161,687
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	345,000	394,349
Miami-Dade County, FL, Rickenbacker Causeway Rev., 5%, 10/01/2043	2,000,000	2,239,560
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2034 (Prerefunded 10/01/2021)	300,000	384,825
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	8,365,000	10,730,204
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 5/01/2022	385,000	342,446
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	1,215,000	1,301,022
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	740,000	785,813
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	1,055,000	1,120,315
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 4.875%, 5/01/2022	650,000	697,795
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 5.375%, 5/01/2032	990,000	1,062,221
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/2016 (d)(q)	1,575,000	865,604
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/2038	4,255,000	4,257,255
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2031	1,000,000	1,137,970
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/2049	2,030,000	2,475,078
Palm River, FL, Community Development District, Special Assessment Rev., “A”, 5.375%, 5/01/2036 (a)(d)	895,000	352,863
Palm River, FL, Community Development District, Special Assessment Rev., “B”, 5.15%, 5/01/2013 (a)(d)	1,000,000	393,650
Parkway Center Community Development District, FL, Special Assessment, “B”, 7%, 5/01/2023	970,000	989,778
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 3.5%, 5/01/2021	390,000	390,160
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.1%, 5/01/2026	500,000	501,485
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	1,370,000	1,373,850
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	2,530,000	2,518,463
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.625%, 5/01/2035	865,000	829,449
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.5%, 5/01/2032	1,435,000	1,383,283
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.75%, 5/01/2046	1,000,000	922,700
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 5.25%, 11/01/2035	500,000	516,080
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	1,995,000	2,431,945
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	435,000	448,950
Paseo Community Development District, FL, Capital Improvement Rev., “B”, 4.875%, 5/01/2020 (a)(d)	1,415,000	14
Paseo Community Development District, FL, Capital Improvement Rev., Capital Appreciation, “A-2”, 0%, 5/01/2036	1,845,000	820,527
Paseo Community Development District, FL, Special Assessment, “A-1”, 5.4%, 5/01/2036	235,000	235,089
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	5,330,000	6,116,122
Pompano Beach, FL (John Knox Village Project), 5%, 9/01/2044	2,215,000	2,471,342
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 7/01/2037	3,240,000	3,276,644
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 7/01/2045	395,000	399,104
Seminole County, FL, Industrial Development Authority Rev. (Choices in Learning, Inc.), “A”, 7.375%, 11/15/2041	3,900,000	4,451,889

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 10/01/2022 (n)	$4,150,000	$4,298,114
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.5%, 10/01/2024 (n)	2,505,000	2,588,742
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 10/01/2027 (n)	1,840,000	1,894,777
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/2029	1,155,000	1,275,778
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/2039	1,715,000	1,895,521
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/2027	1,590,000	1,527,465
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.25%, 10/01/2041	2,800,000	2,569,280
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/2045	7,715,000	8,684,313
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2020 (d)	525,000	367,416
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	155,000	182,167
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	145,000	166,952
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	315,000	356,996
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	935,000	1,054,932
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	5,935,000	6,650,702
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	2,695,000	3,005,087
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	6,300,000	7,055,685
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	965,000	1,092,255
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 5/01/2035	2,280,000	2,309,959
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	4,180,000	4,227,276
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/2021	730,000	729,650
University of South Florida Financing Corp, Refunding Certificates of Participation, “A”, 5%, 7/01/2028	4,380,000	5,213,383
University of South Florida Financing Corp, Refunding Certificates of Participation, “A”, 5%, 7/01/2031	5,420,000	6,340,858
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 5/01/2037	1,780,000	1,787,547
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 5/01/2039 (a)(d)	790,000	434,263
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 11/01/2017	150,000	149,930
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	1,000,000	1,034,590
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.375%, 5/01/2035	485,000	501,199
Wiregrass Community Development District, FL, Capital Improvement Rev., 4.875%, 5/01/2036	915,000	923,802
Wiregrass Community Development District, FL, Capital Improvement Rev., 5%, 5/01/2047	1,695,000	1,711,221

		$293,216,134
Georgia - 1.3%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/2033	$1,060,000	$1,204,499
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/2043	1,060,000	1,203,895
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/2022 (Prerefunded 11/01/2019)	2,895,000	3,318,654
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/2029	4,070,000	4,921,281
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	580,000	650,540
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	1,025,000	1,133,794
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2038	1,100,000	1,206,403
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	7,170,000	8,069,405
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2031	175,000	205,991
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.5%, 6/01/2045	2,110,000	2,222,590
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	1,270,000	1,337,869
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	2,245,000	2,827,667
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 7/01/2037	4,610,000	4,628,163
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., 5.625%, 8/01/2034 (Prerefunded 8/01/2018)	1,235,000	1,336,221
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Unrefunded Balance, 5.625%, 8/01/2034	140,000	149,205
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.5%, 8/15/2054	3,465,000	4,166,593
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/2030	2,330,000	2,434,477
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/2039	4,360,000	4,540,896

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Private Colleges & Universities, GA, Authority Rev. (Mercer University), “C”, 5.25%, 10/01/2027	$920,000	$1,064,348
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/2034	4,835,000	4,857,821

		$51,480,312
Guam - 0.5%
Guam Education Financing Foundation, COP (Guam Public School Facilities Project), “B”, 5%, 10/01/2026	$12,905,000	$13,284,407
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	970,000	1,061,539
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/2040	3,055,000	3,329,889
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	1,115,000	1,312,723
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	355,000	406,166
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,620,000	1,841,972

		$21,236,696
Hawaii - 0.5%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/2029	$945,000	$1,129,086
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/2044	1,190,000	1,422,740
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030	2,015,000	2,133,925
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2035	1,125,000	1,168,470
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045	1,140,000	1,171,464
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/2039	10,580,000	11,799,451

		$18,825,136
Idaho - 0.0%
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	$830,000	$931,177
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B2”, 6%, 10/01/2021	830,000	831,204

		$1,762,381
Illinois - 7.7%
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6%, 9/01/2035	$2,170,000	$2,263,419
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6.25%, 9/01/2045	3,565,000	3,752,305
Chicago, IL (Modern Schools Program), “A”, AMBAC, 5%, 12/01/2024	4,580,000	4,595,206
Chicago, IL (Modern Schools Program), “G”, AMBAC, 5%, 12/01/2023	945,000	948,175
Chicago, IL (Modern Schools Program), “H”, AMBAC, 5%, 12/01/2020	2,880,000	2,889,562
Chicago, IL (Modern Schools Program), “H”, AMBAC, 5%, 12/01/2021	1,675,000	1,680,595
Chicago, IL, “A”, 5.25%, 1/01/2028	595,000	631,015
Chicago, IL, “A”, 5%, 1/01/2036	1,920,000	1,944,442
Chicago, IL, “A”, AGM, 5%, 1/01/2017	70,000	70,244
Chicago, IL, “A”, AGM, 5%, 1/01/2022	50,000	50,175
Chicago, IL, “A”, AGM, 5%, 1/01/2022	785,000	791,398
Chicago, IL, “A”, AGM, 5%, 1/01/2023	20,000	20,171
Chicago, IL, “A”, AGM, 5%, 1/01/2023	505,000	509,116
Chicago, IL, “A”, AGM, 5%, 1/01/2024	25,000	25,087
Chicago, IL, “A”, AGM, 5%, 1/01/2025	70,000	70,571
Chicago, IL, “A”, AGM, 5%, 1/01/2026	50,000	50,277
Chicago, IL, “A”, AGM, 5%, 1/01/2027	295,000	296,640
Chicago, IL, “A”, AGM, 5%, 1/01/2028	15,070,000	16,128,818
Chicago, IL, “A”, AGM, 4.75%, 1/01/2030	815,000	817,494
Chicago, IL, “A”, AGM, 5%, 1/01/2034	2,605,000	2,613,466
Chicago, IL, “A”, AGM, 5%, 1/01/2037	4,935,000	4,962,340
Chicago, IL, “A”, AMBAC, 5%, 1/01/2022	5,070,000	5,095,604
Chicago, IL, “A”, AMBAC, 5%, 1/01/2024	1,500,000	1,507,470
Chicago, IL, “A”, Capital Appreciation, NATL, 0%, 1/01/2027	2,610,000	1,710,464
Chicago, IL, “C”, NATL, 5%, 1/01/2023	640,000	665,267
Chicago, IL, “C”, NATL, 5%, 1/01/2028	315,000	327,213
Chicago, IL, “C”, NATL, 5%, 1/01/2029	5,915,000	6,144,325

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, “D”, 5.5%, 1/01/2033	$1,630,000	$1,732,250
Chicago, IL, “D”, AMBAC, 5%, 12/01/2022	4,465,000	4,480,092
Chicago, IL, Board of Education, “B”, AMBAC, 5%, 12/01/2020	4,575,000	4,702,368
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2027	4,345,000	4,446,934
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2035	5,655,000	5,787,666
Chicago, IL, Board of Education, “C”, AGM, 5%, 12/01/2032	14,335,000	15,010,179
Chicago, IL, Board of Education, “C”, ASSD GTY, 5.25%, 12/01/2025	10,350,000	10,958,684
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2021	6,890,000	7,075,065
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2023	1,630,000	1,670,424
Chicago, IL, Capital Appreciation, NATL, 0%, 1/01/2027	3,180,000	2,084,013
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	675,000	785,896
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	335,000	389,622
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	1,350,000	1,559,210
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	4,970,000	5,870,465
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	5,645,000	6,483,395
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031	540,000	603,083
Chicago, IL, Wastewater Transmission Rev., “C”, 5%, 1/01/2035	435,000	483,594
Chicago, IL, Wastewater Transmission Rev., “C”, 5%, 1/01/2039	650,000	721,143
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	945,000	941,834
Illinois Finance Authority Charter School Rev. (Uno Charter School Network, Inc.), “A”, 7.125%, 10/01/2041	2,000,000	2,251,680
Illinois Finance Authority Educational Facility Rev. (Rogers Park Montessori School Project), 6%, 2/01/2034	700,000	749,091
Illinois Finance Authority Educational Facility Rev. (Rogers Park Montessori School Project), 6.125%, 2/01/2045	1,800,000	1,922,850
Illinois Finance Authority Rev., 6.125%, 5/15/2025 (Prerefunded 5/15/2019)	90,000	101,408
Illinois Finance Authority Rev., 7.75%, 8/15/2034 (Prerefunded 8/15/2019)	35,000	41,242
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 5/15/2027 (Prerefunded 5/15/2020)	1,470,000	1,721,502
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 5/15/2027	2,680,000	2,975,738
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2036	760,000	830,482
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2040	1,690,000	1,836,354
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2/15/2045	3,600,000	3,846,960
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 5/15/2027	1,600,000	1,625,232
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 5/15/2037	8,015,000	8,118,313
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/2033	2,745,000	2,872,039
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/2043	3,410,000	3,610,644
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2/15/2025	4,270,000	4,272,391
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 10/01/2028 (Prerefunded 10/01/2018)	3,770,000	4,115,898
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.5%, 5/15/2027	680,000	738,657
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 5/15/2042	3,505,000	3,752,173
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2040	8,245,000	9,330,454
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2046	3,020,000	3,393,876
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 5/15/2038	1,730,000	1,740,069
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7%, 11/15/2029 (Prerefunded 5/15/2019)	3,025,000	3,479,506
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7.125%, 11/15/2037 (Prerefunded 5/15/2019)	2,555,000	2,946,886
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 11/01/2030	740,000	879,009
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 11/01/2031	550,000	650,161
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FRN, 1.719%, 5/01/2036 (Put Date 5/01/2021)	1,070,000	1,074,483
Illinois Finance Authority Rev. (Presence Health Network), “A”, 7.75%, 8/15/2034	3,830,000	4,531,618
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	2,625,000	2,884,009
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041	15,240,000	14,554,200
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	5,515,000	6,010,137
Illinois Finance Authority Rev. (Presence Health Obligated Group), 6.125%, 5/15/2025 (Prerefunded 5/15/2019)	75,000	84,506
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028	4,125,000	4,821,259
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	1,305,000	1,551,188
Illinois Finance Authority Rev. (Resurrection Health Care Corp.), 6.125%, 5/15/2025 (Prerefunded 5/15/2019)	2,455,000	2,766,171
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	6,045,000	6,531,562
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/2038 (Prerefunded 8/15/2019)	1,500,000	1,741,530

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	$2,545,000	$2,963,525
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/2031	1,875,000	2,119,031
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	5,785,000	6,705,278
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/2023	560,000	649,219
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 6/01/2024	3,110,000	3,145,485
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	14,375,000	16,879,844
Illinois Toll Highway Authority Rev., “B”, 5.5%, 1/01/2033 (Prerefunded 1/01/2018)	4,355,000	4,591,651
Illinois Toll Highway Authority Rev., “C”, 5%, 1/01/2037	7,500,000	8,631,825
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	2,855,000	2,838,869
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,450,000	1,619,665
State of Illinois, NATL, 5%, 1/01/2019	1,575,000	1,580,324
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.25%, 11/15/2040	1,080,000	1,159,283
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.375%, 11/15/2045	1,250,000	1,340,588

		$304,924,641
Indiana - 1.7%
Carmel, IN, Rev. (Barrington of Carmel Project), “A”, 7.125%, 11/15/2042	$3,000,000	$3,373,710
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/2034	3,205,000	3,452,298
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/2040	3,005,000	3,215,260
Indiana Finance Authority Rev. (Marquette Project), 4.75%, 3/01/2032	4,790,000	5,000,521
Indiana Finance Authority Rev. (Marquette Project), 5%, 3/01/2039	1,215,000	1,287,135
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	460,000	511,939
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	1,155,000	1,251,431
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2035	2,095,000	2,329,661
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	5,350,000	5,933,953
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	3,260,000	3,584,989
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2048	4,020,000	4,395,589
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “B”, 5%, 1/01/2019	2,540,000	2,557,120
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2042	1,430,000	1,520,448
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 1/01/2039 (Prerefunded 1/01/2019)	4,760,000	5,320,347
Terre Haute, IN, Rev. (Westminster Village), 6%, 8/01/2039	3,600,000	3,684,672
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/2028	1,445,000	1,623,891
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	4,370,000	5,365,705
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	10,875,000	13,486,523

		$67,895,192
Iowa - 0.7%
Altoona, IA, Urban Renewal Tax Increment Rev., 6%, 6/01/2043	$3,000,000	$3,240,960
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2030	800,000	927,280
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2031	1,480,000	1,706,973
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2032	715,000	821,077
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	2,430,000	2,534,344
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	450,000	469,274
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.5%, 12/01/2025	1,100,000	1,184,392
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.6%, 12/01/2026	1,110,000	1,195,470
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.7%, 12/01/2027	130,000	139,198
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.75%, 12/01/2028	2,240,000	2,397,270
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 6/01/2034	4,295,000	4,314,886
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “C”, 5.625%, 6/01/2046	8,000,000	7,858,160
Scott County, IA, Rev. (Christian Retirement Homes, Inc.), 5.25%, 11/15/2021	2,410,000	2,414,242

		$29,203,526
Kansas - 0.7%
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 9/01/2030	$2,600,000	$2,668,562
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2038	3,600,000	3,880,944

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2042	$1,500,000	$1,612,065
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 5/15/2027	1,185,000	1,195,464
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 5/15/2029	1,555,000	1,695,479
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.5%, 5/15/2039	2,325,000	2,342,135
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 9/01/2028	3,848,000	3,861,468
Wichita, KS, Health Care Facilities Rev. (Kansas Masonic Home), “II-A”, 5%, 12/01/2031	620,000	629,598
Wichita, KS, Health Care Facilities Rev. (Kansas Masonic Home), “II-A”, 5.25%, 12/01/2036	415,000	424,342
Wichita, KS, Health Care Facilities Rev. (Kansas Masonic Home), “II-A”, 5.375%, 12/01/2046	1,520,000	1,545,855
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/2043	4,165,000	4,599,326
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-A”, 5%, 5/15/2029	500,000	514,140
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 6/01/2021	20,000	15,271
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	1,740,000	2,010,170

		$26,994,819
Kentucky - 1.3%
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2/01/2035	$2,840,000	$3,242,314
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	2,915,000	3,010,379
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	1,325,000	1,375,204
Kentucky Economic Development Finance Authority Health Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	5,105,000	5,180,044
Kentucky Economic Development Finance Authority Health Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	4,855,000	4,931,418
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2036	2,505,000	2,619,980
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2046	6,945,000	7,195,298
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2051	1,755,000	1,808,650
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II - The Miralea Project), 7.25%, 5/15/2041	3,000,000	3,770,340
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II - The Miralea Project), 7.375%, 5/15/2046	1,495,000	1,887,079
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/2027	815,000	872,547
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 6/01/2030	710,000	795,946
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040	6,255,000	7,057,767
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/2045	1,955,000	2,210,636
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 6/01/2039	1,635,000	1,802,833
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 9/01/2039	1,830,000	2,005,772
University of Kentucky, General Receipts, “A”, 5%, 4/01/2036	1,460,000	1,697,089

		$51,463,296
Louisiana - 1.9%
Jefferson Parish, LA, Hospital Service District No. 1 (West Jefferson Medical Center), “A”, 6%, 1/01/2039 (Prerefunded 1/01/2021)	$1,500,000	$1,788,375
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	3,200,000	3,519,264
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	2,000,000	2,174,520
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2021	1,705,000	1,973,947
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2022	1,365,000	1,616,337
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	6,355,000	6,599,922
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	1,145,000	1,230,005
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	4,435,000	4,803,903

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 11/01/2032	$5,000,000	$5,252,650
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 8/01/2029	2,990,000	3,431,025
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 11/01/2035	4,000,000	4,628,560
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 10/01/2036	6,995,000	7,145,602
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/2034	6,470,000	6,987,924
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/2040	2,675,000	3,008,305
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/2045	1,150,000	1,288,909
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/2030	2,050,000	2,232,409
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/2040	655,000	745,495
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2040	875,000	998,279
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/2045	2,405,000	2,727,607
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2045	1,095,000	1,241,883
Shreveport, LA, Water and Sewer Rev., AGM, 5%, 12/01/2030	3,000,000	3,573,750
Shreveport, LA, Water and Sewer Rev., AGM, 5%, 12/01/2034	930,000	1,087,384
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	8,660,000	9,457,066

		$77,513,121
Maine - 0.1%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 1/01/2025 (Put Date 2/01/2017)	$3,985,000	$3,995,760

Maryland - 0.6%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/2040	$1,320,000	$1,381,842
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 7/01/2040	4,700,000	4,920,383
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/2038	2,600,000	2,730,390
Howard County, MD, Retirement Rev. (Vantage House Facility), 5%, 4/01/2036	1,225,000	1,257,695
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/2025 (Put Date 6/01/2020)	3,155,000	3,192,828
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/2025	885,000	977,429
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	820,000	974,488
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/2041	2,360,000	2,725,234
State of Maryland, “B”, 4%, 8/01/2027	3,105,000	3,495,485
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/2040	2,600,000	2,802,930

		$24,458,704
Massachusetts - 2.8%
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/2031	$2,535,000	$3,001,465
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037	9,250,000	9,474,128
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2021	685,000	776,132
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2022	685,000	791,202
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2023	510,000	599,306
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2024	1,250,000	1,487,238
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2029	1,450,000	1,691,744
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2030	3,015,000	3,496,104
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	835,000	961,661
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2035	9,160,000	10,329,274
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,690,000	3,035,181
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2034	3,235,000	3,699,772
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2035	1,745,000	1,990,940
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2036	2,065,000	2,342,970
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2031	869,621	909,180

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2039	$218,601	$227,627
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2046	525,000	544,588
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/2046	58,153	54,517
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/2056	289,249	1,597
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033	1,350,000	1,465,385
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043	2,080,000	2,262,146
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/2020	90,000	95,084
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	170,000	195,361
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2033	430,000	522,360
Massachusetts Development Finance Agency Rev. (Simmons College), “K-1”, 5%, 10/01/2024	1,400,000	1,687,028
Massachusetts Development Finance Agency Rev. (Simmons College), “K-1”, 5%, 10/01/2025	800,000	974,304
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	1,685,000	1,917,362
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2028	960,000	1,127,501
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/2027	3,585,000	3,614,935
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/2042	11,780,000	11,921,242
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	685,000	764,782
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2030	2,030,000	2,165,503
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2031	1,375,000	1,454,668
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/2030	1,540,000	1,613,520
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/2022	250,000	277,688
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/2026	1,520,000	1,586,652
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/2028	1,585,000	1,659,463
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033 (u)	18,000,000	17,423,820
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/2030	6,130,000	6,863,393
Massachusetts Housing Finance Agency, Single Family Housing Rev., “169”, 4%, 12/01/2029	1,585,000	1,704,731
Massachusetts Housing Finance Agency, Single Family Housing Rev., “177”, 4%, 6/01/2039	1,190,000	1,274,323
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	340,000	377,645
Massachusetts Port Authority Special Facilities Rev. (Delta Air Lines Project, Inc.), “A”, AMBAC, 5%, 1/01/2027	2,760,000	2,770,847

		$111,134,369
Michigan - 2.6%
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5.25%, 7/01/2039	$9,635,000	$10,761,910
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/2019	3,270,000	3,567,112
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/2020	3,275,000	3,661,254
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/2039	3,190,000	3,542,910
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/2036	375,000	407,078
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5.25%, 7/01/2041	2,055,000	2,255,815
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/2023	1,020,000	1,021,571
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/2025	155,000	155,239
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/2041	535,000	581,492
Genesee County, MI, Water Supply System Rev., “B”, BAM, 4%, 2/01/2041	1,050,000	1,103,855
Genesee County, MI, Water Supply System Rev., “B”, BAM, 5%, 2/01/2046	915,000	1,047,501
Grand Valley, MI, State University Rev., 5.5%, 12/01/2027 (Prerefunded 12/01/2016)	1,015,000	1,019,009
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 5/15/2027	750,000	755,378
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 5/15/2036	3,050,000	3,069,703
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	635,000	689,839
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	800,000	869,208
Michigan Finance Authority Hospital Rev. (Beaumont Health Credit Group), “A”, 5%, 8/01/2033	1,105,000	1,278,264
Michigan Finance Authority Hospital Rev. (Henry Ford Health System), 5%, 11/15/2041	6,470,000	7,308,836
Michigan Finance Authority Hospital Rev. (Sparrow Obligated Group), 5%, 11/15/2045	7,000,000	8,002,260
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	875,000	993,353
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	2,070,000	2,341,605

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	$1,355,000	$1,528,426
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “D-2”, 5%, 7/01/2034	885,000	1,001,121
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department), “C-1”, 5%, 7/01/2044	2,375,000	2,609,056
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department), “C-2”, 5%, 7/01/2044	1,365,000	1,467,907
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department), “C-6”, 5%, 7/01/2033	2,280,000	2,581,804
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/2039	4,405,000	5,020,467
Michigan Housing Development Authority, “A”, 4%, 6/01/2046	6,870,000	7,393,700
Michigan Strategic Fund (Waste Management, Inc.), 1.5%, 8/01/2027 (Put Date 8/01/2017)	4,505,000	4,515,632
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2046	1,635,000	1,580,914
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2051	900,000	861,012
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	1,050,000	1,199,489
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	6,945,000	7,875,491
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2046	2,070,000	2,003,946
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2051	2,070,000	1,982,853
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	2,215,000	2,520,604
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	750,000	866,843
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	575,000	642,114
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	1,240,000	1,381,013
Western Michigan University Rev., “A”, 5%, 11/15/2040	1,250,000	1,427,975
Western Michigan University Rev., “A”, 5%, 11/15/2045	1,850,000	2,105,948

		$104,999,507
Minnesota - 0.3%
Baytown Township, MN, Charter School Lease Rev. (St. Croix Preparatory Academy Project), “A”, 4%, 8/01/2036	$420,000	$413,213
Baytown Township, MN, Charter School Lease Rev. (St. Croix Preparatory Academy Project), “A”, 4%, 8/01/2041	420,000	409,021
Baytown Township, MN, Charter School Lease Rev. (St. Croix Preparatory Academy Project), “A”, 4.25%, 8/01/2046	415,000	415,635
Brooklyn Park, MN, Charter School Lease Rev. (Athlos Leadership Academic Project), “A”, 5.25%, 7/01/2030	410,000	420,295
Brooklyn Park, MN, Charter School Lease Rev. (Athlos Leadership Academic Project), “A”, 5.5%, 7/01/2035	540,000	554,175
Brooklyn Park, MN, Charter School Lease Rev. (Athlos Leadership Academic Project), “A”, 5.5%, 7/01/2040	610,000	621,309
Brooklyn Park, MN, Charter School Lease Rev. (Athlos Leadership Academic Project), “A”, 5.75%, 7/01/2046	1,145,000	1,177,220
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.25%, 7/01/2040	500,000	545,365
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.5%, 7/01/2050	3,000,000	3,305,880
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/2041	1,705,000	1,826,959
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 9/01/2031	630,000	711,654
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 9/01/2042	1,260,000	1,565,928
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.45%, 8/01/2028	250,000	263,125
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.7%, 8/01/2036	1,250,000	1,313,913

		$13,543,692
Mississippi - 0.4%
Jackson County, MS, Utility Authority Rev. (Water and Wastewater Treatment System), AGM, 5%, 9/01/2040	$2,345,000	$2,677,146
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 4/01/2027	1,195,000	1,209,961
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 11/01/2037 (d)(q)	3,655,000	2,772,939
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,845,000	2,140,920
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2023	4,810,000	5,653,289

		$14,454,255
Missouri - 1.0%
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 5/01/2026 (d)(q)	$2,495,000	$897,526
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/2025	1,070,000	1,139,315

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 9/01/2034	$1,590,000	$1,702,397
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039	465,000	527,975
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2040	1,650,000	1,787,990
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2045	2,300,000	2,482,045
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/2031	1,735,000	2,034,218
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/2035	3,190,000	3,496,017
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/2036	495,000	560,741
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/2044	795,000	863,839
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/2046	1,155,000	1,291,798
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, GNMA, 3.75%, 5/01/2038	1,305,000	1,387,006
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/2040	1,190,000	1,270,670
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 5/01/2023	1,500,000	1,492,770
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	695,000	732,697
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	490,000	507,121
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	1,320,000	1,359,534
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “B-2”, 3.85%, 8/15/2020	270,000	270,016
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 5%, 11/15/2041	1,195,000	1,276,188
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 5%, 11/15/2046	1,430,000	1,521,592
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 4%, 11/15/2036	1,165,000	1,117,142
St. Louis County, MO, Industrial Development Authority Senior Living Facilities Rev. (St. Andrews Resources for Seniors Obligated Group), “B”, 3.125%, 12/01/2019	3,195,000	3,170,814
St. Louis, MO, Industrial Development Authority Rev. (St. Andrew’s Resources for Seniors Obligated Group), “A”, 5.125%, 12/01/2045	3,620,000	3,763,750
St. Louis, MO, Land Clearance Redevelopment Authority, Facilities Improvement Special Rev. (Kiel Opera House), “B”, 7%, 9/01/2035	4,005,000	4,154,867

		$38,808,028
Nebraska - 0.1%
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 3%, 3/01/2044	$880,000	$901,173
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/2044	2,005,000	2,121,210

		$3,022,383
Nevada - 0.1%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035	$1,715,000	$1,760,413
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045	2,205,000	2,258,141

		$4,018,554
New Hampshire - 1.0%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027	$4,935,000	$5,633,303
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039	790,000	836,286
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/2029 (Put Date 10/01/2019)	985,000	963,103
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth College), 5.25%, 6/01/2039 (u)	20,000,000	22,168,400
New Hampshire Health & Education Facilities Authority Rev. (Rivermead), “A”, 6.875%, 7/01/2041	2,625,000	3,047,730
New Hampshire Health & Educational Facilities Authority Rev. (Elliot Hospital), 5%, 10/01/2033	3,475,000	3,925,603
New Hampshire Health & Educational Facilities Authority Rev. (Elliot Hospital), 5%, 10/01/2038	3,500,000	3,910,305

		$40,484,730

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - 6.4%
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 11/01/2035	$2,500,000	$2,500,975
Middlesex County, NJ, New Brunswick City Guaranteed Parking Rev., “A”, BAM, 5%, 9/01/2036	1,100,000	1,299,463
Middlesex County, NJ, New Brunswick City Guaranteed Parking Rev., “A”, BAM, 5%, 9/01/2039	1,100,000	1,293,270
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2027	200,000	237,780
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2028	605,000	712,406
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2029	710,000	829,962
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2029	445,000	495,107
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2030	690,000	764,803
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2031	2,570,000	2,825,664
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	1,305,000	1,429,119
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 5.75%, 10/01/2021	180,000	193,736
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2028	1,500,000	1,827,840
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2031	9,985,000	11,946,753
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), “B”, 6.5%, 4/01/2018	1,220,000	1,279,731
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.125%, 1/01/2039	1,625,000	1,732,104
New Jersey Economic Development Authority Rev. (Lions Gate Project), 4.375%, 1/01/2024	650,000	691,685
New Jersey Economic Development Authority Rev. (Lions Gate Project), 4.875%, 1/01/2029	2,300,000	2,456,331
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5%, 1/01/2034	4,350,000	4,632,446
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.25%, 1/01/2044	4,625,000	4,952,126
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2021	105,000	117,307
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2022	615,000	697,361
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2023	705,000	809,897
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	985,000	1,117,551
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,510,000	1,685,522
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2048	410,000	453,337
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/2027	325,000	380,458
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/2028	325,000	369,317
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	975,000	1,109,979
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	1,060,000	1,200,588
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	530,000	598,476
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/2019	6,590,000	6,945,069
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/2023	7,870,000	8,755,926
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	5,770,000	6,415,317
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	1,820,000	2,084,628
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/2030	8,595,000	9,838,095
New Jersey Educational Facilities Authority Rev. (Stockton University), “A”, AGM, 5%, 7/01/2034	610,000	713,926
New Jersey Educational Facilities Authority Rev. (Stockton University), “A”, AGM, 5%, 7/01/2035	755,000	880,866
New Jersey Educational Facilities Authority Rev. (Stockton University), “A”, AGM, 4%, 7/01/2036	1,115,000	1,170,627
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/2032 (Prerefunded 6/01/2019)	4,280,000	4,977,512
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/2017	2,335,000	2,410,280
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 4%, 7/01/2034	600,000	621,408
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 5%, 7/01/2035	415,000	468,203
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 5%, 7/01/2036	550,000	617,139
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 7/01/2038	8,000,000	8,765,680
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	10,225,000	11,574,905
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1A”, 2.75%, 12/01/2027	7,250,000	7,147,848
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1A”, 3.5%, 12/01/2029	3,415,000	3,418,313
New Jersey Higher Education Assistance Authority Student Loan Rev., “A”, ASSD GTY, 6.125%, 6/01/2030	2,210,000	2,336,589

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	$17,505,000	$17,749,720
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	31,335,000	30,014,230
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	77,205,000	72,229,138
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/2041	400,000	103,520
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	4,395,000	4,967,669

		$254,847,702
New Mexico - 0.6%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/2040	$11,915,000	$13,439,048
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 8/15/2026	1,580,000	1,593,983
New Mexico Municipal Energy Acquisition Authority, Gas Supply Rev., “A”, 5%, 11/01/2039 (Put Date 8/01/2019)	8,250,000	9,050,580

		$24,083,611
New York - 5.8%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/2030	$2,265,000	$2,614,240
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/2020	155,000	173,691
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/2024	210,000	252,174
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/2025	155,000	187,510
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	8,235,000	9,667,478
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 5.75%, 7/01/2033	3,860,000	3,684,563
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	4,025,000	3,824,837
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 5%, 1/01/2035	3,360,000	3,773,515
Build NYC Resource Corp., New York Rev. (Federally Taxable, International Leadership Charter High School Project), “B”, 5%, 7/01/2021	200,000	198,756
Build NYC Resource Corp., New York Rev. (International Leadership Charter High School Project), “A”, 6.25%, 7/01/2046	1,315,000	1,273,538
Chautauqua County, NY, Capital Resource Corp. Rev. (Women’s Christian Assn.), “A”, 8%, 11/15/2030	3,890,000	3,900,503
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 8/01/2033	600,000	606,468
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “B”, 0%, 1/01/2045	6,995,000	1,320,516
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “C”, 0%, 1/01/2055	8,890,000	6,200,775
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2/15/2047	3,340,000	3,379,880
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047	3,230,000	3,773,900
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2034	785,000	899,492
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2040	2,130,000	2,414,653
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2045	990,000	1,117,512
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/2030	1,570,000	1,739,544
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/2035	975,000	1,071,827
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 5%, 12/01/2040	1,000,000	1,107,230
New York Energy Research & Development Authority Pollution Control Rev. (New York Electric & Gas Corp. Project), “C”, 2%, 6/01/2029 (Put Date 5/01/2020)	3,015,000	3,062,788
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	35,370,000	44,728,902
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	12,985,000	14,606,567
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	5,850,000	6,757,628
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “3”, 7.25%, 11/15/2044	3,970,000	5,129,081
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/2049	4,760,000	5,316,777
New York Transportation Development Corp., Special Facility Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	8,280,000	9,047,556
New York Transportation Development Corp., Special Facility Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	5,185,000	5,534,780
New York, NY, “J-9”, FRN, 1.03%, 8/01/2027	3,355,000	3,353,457
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	10,911,318	11,479,470
New York, NY, City Industrial Development Agency Rev. (Yankee Stadium Project), “A”, ASSD GTY, 7%, 3/01/2049	10,000,000	11,329,700
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “CC”, 5%, 6/15/2047	1,330,000	1,545,394
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/2042	12,055,000	12,240,888
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/2025	505,000	558,156

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/2031	$510,000	$565,355
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/2042	3,110,000	3,743,258
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (The Hamlet at Wallkill Assisted Living Project), 6.5%, 1/01/2046	3,000,000	3,051,360
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2036	2,435,000	2,828,326
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2042	2,780,000	3,220,408
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 12/01/2023 (n)	6,470,000	6,570,091
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, “A”, 5.25%, 12/01/2016 (n)	45,000	45,105
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2026	10,730,000	10,710,150
Ulster County, NY, Capital Resource Corp Rev. (Health Alliance Senior Living- Woodland Pond at New Paltz), “B”, 7%, 9/15/2044	2,010,000	2,094,179
Ulster County, NY, Capital Resource Corp Rev. (Health Alliance Senior Living- Woodland Pond at New Paltz), Convertible Capital Appreciation, “A”, 0% to 9/15/2019, 7.5% to 9/15/2044	3,615,000	3,230,979
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 9/15/2037	5,620,000	5,686,653

		$229,619,610
North Carolina - 0.6%
North Carolina Housing Finance Agency Rev., “30-A”, 5.25%, 7/01/2039	$6,645,000	$6,659,885
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (Aldersgate), 5%, 7/01/2045	1,325,000	1,416,266
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2026	3,585,000	4,049,975
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2030	1,500,000	1,665,015
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2031	1,200,000	1,332,240
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	1,260,000	1,346,575
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2030	355,000	417,835
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2031	120,000	140,564
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	1,030,000	1,181,410
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	1,310,000	1,453,419
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	750,000	821,753
University of North Carolina at Wilmington (Student Housing Projects), 5%, 6/01/2029	1,190,000	1,418,432
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	955,000	1,096,187

		$22,999,556
North Dakota - 0.1%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 7/01/2034	$755,000	$805,940
North Dakota Housing Finance Agency Rev., (Home Mortgage Finance Program), “B”, 4%, 1/01/2036	1,530,000	1,641,568

		$2,447,508
Ohio - 6.7%
American Municipal Power, Inc. (Prairie State Energy Campus Project), “A”, 5%, 2/15/2042	$3,440,000	$3,925,969
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 6/01/2045	5,990,000	6,498,431
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.125%, 6/01/2024	28,745,000	27,163,738
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.375%, 6/01/2024	17,075,000	16,819,729
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.875%, 6/01/2030	13,310,000	12,555,855
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.75%, 6/01/2034	4,485,000	4,181,455
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6%, 6/01/2042	21,225,000	20,233,580
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.875%, 6/01/2047	7,930,000	7,454,438
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	79,705,000	78,400,229
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037	11,535,000	11,204,407
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 11/01/2040	5,435,000	6,237,206
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/2040	2,210,000	2,558,407
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Euclid Avenue Development Corp. Project), 5%, 8/01/2044	1,025,000	1,104,376
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Flats East Development Project), 7%, 5/15/2040	1,125,000	1,265,006
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, OH, Inc.), 5%, 11/15/2034	1,380,000	1,553,783

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, OH, Inc.), 5%, 11/15/2044	$2,055,000	$2,292,209
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/2042	8,380,000	9,858,483
Lake County, OH, Hospital Facilities Rev., 6%, 8/15/2043 (Prerefunded 8/15/2018)	2,410,000	2,629,623
Lake County, OH, Hospital Facilities Rev., 6%, 8/15/2043	460,000	494,776
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 4/01/2030	2,235,000	2,455,259
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 4/01/2040	3,230,000	3,551,740
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	7,865,000	8,922,449
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/2027	3,975,000	4,122,711
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2/15/2031	1,370,000	1,453,940
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2/15/2038	4,100,000	4,357,767
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2029	690,000	767,404
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.75%, 12/01/2032	3,725,000	4,213,422
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2035	1,520,000	1,618,648
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2043	1,715,000	1,812,978
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2043	2,100,000	2,349,501
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	415,000	460,716
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2038 (u)	3,355,000	3,882,809
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2043 (u)	8,150,000	9,394,668

		$265,795,712
Oklahoma - 0.9%
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise., “A”, 8.5%, 8/25/2026 (n)	$2,710,000	$3,220,537
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2027	1,350,000	1,360,719
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/2029	795,000	795,103
Oklahoma Development Finance Authority Continuing Care Retirement Community Rev. (Inverness Village), 5.75%, 1/01/2037	3,720,000	3,953,318
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,390,000	1,489,830
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 11/01/2045	3,500,000	3,819,130
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045	660,000	732,844
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/2027	4,795,000	5,419,836
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), 5%, 6/01/2035 (Put Date 6/01/2025)	2,005,000	2,317,259
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/2035	3,205,000	3,615,849
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/2035	6,615,000	7,432,614

		$34,157,039
Oregon - 0.5%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/2029	$655,000	$714,657
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2030	215,000	251,090
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2036	1,100,000	1,255,122
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2040	815,000	901,431
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 3/01/2037	2,815,000	2,835,690
Oregon Facilities Authority Rev. (College Housing Northwest Project), 5%, 10/01/2036	650,000	722,443
Oregon Facilities Authority Rev. (College Housing Northwest Project), 5%, 10/01/2048	2,805,000	3,078,431
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.125%, 9/01/2030	2,390,000	2,559,905
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.375%, 9/01/2040	4,100,000	4,410,903
Yamhill Country Hospital Authority Rev. (Friendsview Retirement Community Oregon), “A”, 5%, 11/15/2031	370,000	404,728
Yamhill Country Hospital Authority Rev. (Friendsview Retirement Community Oregon), “A”, 5%, 11/15/2036	420,000	453,104
Yamhill Country Hospital Authority Rev. (Friendsview Retirement Community Oregon), “A”, 5%, 11/15/2046	1,065,000	1,149,955
Yamhill Country Hospital Authority Rev. (Friendsview Retirement Community Oregon), “A”, 5%, 11/15/2051	990,000	1,066,507

		$19,803,966

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - 5.7%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 10/15/2028	$1,305,000	$1,410,470
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 10/15/2038	2,025,000	2,224,665
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2035	1,110,000	1,191,496
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2042	4,605,000	4,909,897
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/2027	620,000	621,674
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/2037	800,000	801,648
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 12/01/2022	500,000	501,045
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	1,730,000	1,784,893
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	815,000	856,810
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2035	815,000	838,586
Clairton, PA, Municipal Authority, “B”, 5%, 12/01/2037	1,735,000	1,932,721
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/2034	330,000	359,773
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/2028	1,740,000	1,895,486
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), AGM, 5%, 6/01/2032	19,385,000	22,110,919
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2030	1,035,000	1,107,378
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2040	4,300,000	4,580,790
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/2041	965,000	1,020,285
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6.125%, 1/01/2045	7,220,000	7,708,144
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2021	685,000	776,722
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,660,000	1,917,366
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	855,000	1,004,719
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029	90,000	98,839
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029 (Prerefunded 1/01/2019)	815,000	903,917
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039	705,000	780,054
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039 (Prerefunded 1/01/2019)	6,355,000	7,082,330
Dallas, PA, Area Municipal Authority Rev. (Misericordia University Project), 5%, 5/01/2029	1,335,000	1,487,510
Delaware County, PA, Authority College Rev. (Neumann University), 6%, 10/01/2025 (Prerefunded 10/01/2018)	510,000	559,312
Delaware County, PA, Authority University Rev. (Neumann University), 6.125%, 10/01/2034 (Prerefunded 10/01/2018)	250,000	274,765
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/01/2017	3,520,000	3,631,971
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 8/01/2018	1,680,000	1,795,298
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/2039	325,000	352,736
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/2046	180,000	194,488
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	330,000	368,808
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	420,000	461,126
Erie, PA, Water Authority Rev., AGM, 5%, 12/01/2049	2,325,000	2,674,634
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	5,045,000	5,346,187
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2046	2,600,000	2,751,840
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2051	3,125,000	3,273,406
Lancaster County, PA, Hospital Authority Health System Rev. (Landis Homes Retirement Community Project), “A”, 5%, 7/01/2045	2,500,000	2,756,525
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 1/11/2027	580,000	701,353
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/2035	210,000	241,817
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/2043	7,735,000	8,768,164
Luzerne County, PA, “A”, AGM, 5%, 11/15/2029	6,760,000	7,729,181
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 4/01/2036	4,315,000	4,420,976
Montgomery County, PA, Industrial Development Authority Pollution Control Rev. (Peco Energy Company Project), “A”, 2.55%, 6/01/2029 (Put Date 6/01/2020)	1,025,000	1,034,994
Montgomery County, PA, Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/2036	8,510,000	9,461,163

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	$8,275,000	$8,544,765
Moon Industrial Development Authority Rev. (Baptist Homes Society), 6.125%, 7/01/2050	3,915,000	4,410,522
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 8/15/2040	1,075,000	1,161,645
Northeastern PA, Hospital & Education Authority Rev. (Wilkes University Project), “A”, 5%, 3/01/2037	1,355,000	1,528,237
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/2026	590,000	702,277
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2030	2,010,000	2,317,731
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	15,950,000	17,924,929
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2038	6,900,000	7,700,331
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	3,415,000	3,719,140
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 7/01/2042	2,525,000	2,653,270
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/2030	740,000	860,576
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/2041	1,545,000	1,748,940
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 6.25%, 10/01/2043	5,500,000	6,241,345
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2037	1,065,000	1,082,498
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2042	1,950,000	1,979,328
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 4%, 4/01/2026	1,035,000	1,055,338
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 5%, 4/01/2046	2,000,000	2,060,700
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 8/01/2035	470,000	515,430
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/2033	2,780,000	2,935,235
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	5,820,000	6,167,047
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/2033	1,145,000	1,293,392
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/2043	1,975,000	2,282,843
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/2033	850,000	969,638
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	1,670,000	1,925,276
Philadelphia, PA, Gas Works Rev., 5%, 10/01/2033	2,910,000	3,416,864
Philadelphia, PA, Gas Works Rev., 5%, 10/01/2034	625,000	730,938
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/2034	1,060,000	1,172,763
Philadelphia, PA, School District, “F”, 5%, 9/01/2037	980,000	1,085,497
Philadelphia, PA, School District, “F”, 5%, 9/01/2038	245,000	270,527
Scranton-Lackawanna, PA, Health and Welfare Authority, University Rev. (Marywood University Project), 5%, 6/01/2046	3,340,000	3,522,498
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/2044	3,000,000	3,397,650
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 7/01/2035	705,000	707,919
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2030	395,000	445,240
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2035	690,000	760,801
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 3/01/2037 (Prerefunded 3/01/2017)	1,795,000	1,820,686
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 3/01/2037	1,205,000	1,217,954

		$227,036,651
Puerto Rico - 5.8%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$810,000	$832,631
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	3,355,000	3,443,002
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AMBAC, 5.25%, 7/01/2017	135,000	137,650
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AMBAC, 5.25%, 7/01/2018	1,305,000	1,363,177
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2029	80,000	93,921
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	1,080,000	1,256,580
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	2,800,000	3,271,212
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	2,960,000	3,491,586

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	$8,365,000	$8,454,589
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	630,000	630,498
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	3,675,000	3,997,959
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	20,105,000	21,409,412
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “M”, ASSD GTY, 5%, 7/01/2032	1,130,000	1,141,989
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2030	4,645,000	4,902,101
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2031	3,090,000	3,263,071
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	3,100,000	3,391,028
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	6,205,000	7,275,673
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	7,560,000	8,917,700
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “A”, AMBAC, 0%, 7/01/2017	410,000	403,768
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “A”, AMBAC, 0%, 7/01/2018	165,000	155,423
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 1/07/2019	875,000	795,165
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 1/07/2020	1,545,000	1,333,289
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2017	2,670,000	2,726,791
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2025	945,000	1,005,442
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	2,320,000	2,535,482
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	875,000	968,958
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/2025	750,000	818,558
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5.125%, 7/01/2030	7,405,000	7,416,700
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	6,790,000	7,294,293
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	1,345,000	1,437,496
Commonwealth of Puerto Rico, Public Improvement, “C”, AGM, 5.25%, 7/01/2027	465,000	465,902
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	3,540,000	3,681,281
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2020	840,000	842,310
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	9,770,000	9,792,862
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	555,000	552,214
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	2,345,000	2,333,275
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/2017	145,000	148,518
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	65,000	69,960
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	2,165,000	2,393,841
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 4.75%, 7/01/2033	380,000	380,232
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	240,000	240,346
Puerto Rico Electric Power Authority Rev., “RR”, ASSD GTY, 5%, 7/01/2028	185,000	185,294
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2019	3,825,000	3,873,463
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	280,000	280,232
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2026	65,000	65,629
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/2018	155,000	160,682
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/2019	885,000	937,472
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	490,000	497,428
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	1,705,000	1,715,810
Puerto Rico Electric Power Authority Rev., “V”, AGM, 5.25%, 7/01/2027	160,000	181,006
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	475,000	509,286
Puerto Rico Electric Power Authority Rev., “VV”, 5.25%, 7/01/2029	2,645,000	2,876,411
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	4,615,000	5,032,288
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	485,000	531,051
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/2026	4,530,000	4,300,873
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	4,780,000	4,809,110
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2017	505,000	505,162
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2018	320,000	319,942

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	$165,000	$158,819
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University Project), 5%, 3/01/2021	100,000	99,035
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	570,000	563,320
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University Project), 5.375%, 12/01/2021	665,000	665,007
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	645,000	632,990
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	1,340,000	1,251,024
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	980,000	928,040
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	1,330,000	1,201,522
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	1,015,000	883,964
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	1,625,000	1,454,489
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	525,000	371,348
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	260,000	181,901
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2018	715,000	749,778
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2023	3,900,000	4,125,225
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	8,405,000	8,918,630
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	5,775,000	6,164,466
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	17,780,000	19,044,514
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2028	1,075,000	1,154,883
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	325,000	338,065
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	1,470,000	1,528,668
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2028	490,000	508,346
Puerto Rico Public Buildings Authority Government Facilities Rev., “N”, ASSD GTY, 5%, 7/01/2032	690,000	696,783
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	6,225,000	6,333,377
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, ASSD GTY, 5%, 7/01/2036	735,000	735,809
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	5,570,000	4,010,289
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	7,955,000	1,894,801
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	2,145,000	432,260
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	43,880,000	8,339,394
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2047	14,305,000	2,400,236
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	12,535,000	1,370,452
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	595,000	595,643

		$229,580,102
Rhode Island - 0.1%
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 5%, 5/15/2039	$1,235,000	$1,396,958
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.625%, 12/01/2034	3,620,000	3,447,254

		$4,844,212
South Carolina - 1.2%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 12/01/2037	$1,300,000	$1,301,469
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2/20/2048	1,380,000	1,381,394
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	4,130,000	4,443,095
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-1”, 4%, 7/01/2041	8,855,000	9,428,450
South Carolina Jobs & Economic Development Authority Hospital Rev. (Palmetto Health), 5.75%, 8/01/2039	940,000	1,010,791
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/2032	1,499,418	1,548,644

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - continued
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/2047	$1,724,709	$1,752,046
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/2047	489,752	54,216
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/2047	514,212	56,923
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	805,000	828,104
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036	5,735,000	6,013,606
South Carolina Public Service Authority Rev., “A”, 5%, 12/01/2046	1,800,000	2,059,434
South Carolina Public Service Authority Rev., “A”, 5%, 12/01/2049	10,000,000	11,333,400
South Carolina Public Service Authority Rev., “B”, 5%, 12/01/2056	4,130,000	4,705,144

		$45,916,716
South Dakota - 0.0%
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/2034	$1,520,000	$1,737,117

Tennessee - 1.8%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5%, 1/01/2037	$750,000	$806,265
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5%, 1/01/2047	1,575,000	1,672,934
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	2,270,000	2,529,802
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/2040	5,000,000	5,387,100
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 8/01/2017	790,000	789,945
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Project), “A”, 5%, 2/15/2043	3,000,000	3,168,600
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), 6%, 7/01/2038	1,700,000	1,905,258
Metropolitan Government of Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2040	3,000,000	3,427,740
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “A”, 5%, 10/01/2039 (u)	10,000,000	11,002,200
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “B”, 5%, 10/01/2039 (u)	10,000,000	11,129,500
Shelby County, TN, Health, Educational & Housing Facility Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5%, 12/01/2034	500,000	531,740
Shelby County, TN, Health, Educational & Housing Facility Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2044	1,000,000	1,055,860
Shelby County, TN, Health, Educational & Housing Facility Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2049	2,265,000	2,388,420
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	12,055,000	13,290,035
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	2,105,000	2,474,785
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2024	3,625,000	4,344,309
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	250,000	306,420
Tennessee Housing Development Agency Rev., Housing Finance Program, “A”, 3.5%, 7/01/2045	5,185,000	5,468,049
Tennessee Housing Development Agency, Residential Financing Program Rev., “2-C”, 4%, 1/01/2045	1,760,000	1,871,742

		$73,550,704
Texas - 8.6%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	$820,000	$822,403
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	3,680,000	3,669,622
Arlington, TX, Higher Education Finance Corp. Education Rev. (Wayside Schools), “A”, 4.375%, 8/15/2036	555,000	557,947
Arlington, TX, Higher Education Finance Corp. Education Rev. (Wayside Schools), “A”, 4.625%, 8/15/2046	1,040,000	1,047,259
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/2017	845,000	850,078
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/2020	830,000	833,752
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/2024	4,640,000	4,662,875
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 12/15/2036 (a)(d)	4,650,000	47
Bexar County, TX, Health Facilities Development Corp. (Army Retirement Residence Foundation), 4%, 7/15/2036	1,070,000	1,077,661
Bexar County, TX, Health Facilities Development Corp. (Army Retirement Residence Foundation), 5%, 7/15/2041	1,280,000	1,414,579
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-3”, 5.125%, 5/15/2033	4,685,000	4,851,599
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 5/15/2033	8,455,000	9,127,426
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 5/15/2033	1,625,000	1,681,599

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 3/01/2027	$3,750,000	$3,762,675
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2045	1,315,000	1,478,034
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2033	845,000	1,011,085
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/2041	695,000	777,003
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/2042	3,385,000	3,744,047
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2043	1,850,000	2,213,618
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	470,000	480,185
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/2040	4,940,000	5,583,731
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/2045	1,670,000	1,892,177
Dallas and Fort Worth, TX, International Airport Rev., “A”, 5%, 11/01/2038	4,430,000	4,873,000
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	4,370,000	5,027,729
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	9,175,000	10,420,782
Deaf Smith County, TX, Hospital District, “A”, 6.5%, 3/01/2040	3,800,000	4,194,554
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/2044	1,860,000	1,985,531
Gregg County, TX, Health Facilities Development Corp. Hospital Rev., (Good Shepherd Obligated Group), “A”, FRN, 4.269%, 10/01/2029 (Put Date 3/01/2017)	5,125,000	5,133,098
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/2025	2,345,000	2,467,479
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 12/01/2036 (a)(d)	746,831	3,734
Harris County, TX, 5.625%, 5/01/2020	724,159	728,359
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (Brazos Presbyterian Homes Inc. Project), 7%, 1/01/2043	2,265,000	2,972,971
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/2032	4,535,000	4,963,558
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/2035 (Prerefunded 12/01/2018)	2,400,000	2,713,464
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2031	1,425,000	1,640,403
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	185,000	211,964
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	450,000	513,860
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 11/15/2034	4,580,000	2,239,208
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 11/15/2038	40,280,000	15,518,273
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	745,000	264,170
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	1,865,000	512,166
Houston, TX, Airport System Rev., “B”, 5%, 7/01/2026	1,335,000	1,541,885
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.625%, 7/15/2038	7,680,000	8,832,845
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	3,075,000	3,311,252
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	9,305,000	10,500,879
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	9,905,000	11,068,937
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	6,515,000	7,347,356
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2020	7,970,000	8,743,329
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	185,000	185,198
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/2039 (Prerefunded 8/15/2019)	1,670,000	1,905,804
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	4,385,000	5,147,639
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2/15/2037 (Prerefunded 2/15/2017)	6,400,000	6,488,064
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 6.25%, 2/15/2037 (Prerefunded 2/15/2019)	4,340,000	4,854,507
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 11/01/2029	2,680,000	2,996,267
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2024	300,000	339,561
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2030	905,000	1,008,776
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5.125%, 2/15/2030	750,000	829,298
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2035	1,135,000	1,245,356
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2036	500,000	537,200
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5.125%, 2/15/2042	1,750,000	1,889,388
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2035	1,325,000	1,424,945

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2043	$1,420,000	$1,516,063
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Carillon Lifecare Community Project), 5%, 7/01/2036	1,035,000	1,079,515
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Carillon Lifecare Community Project), 5%, 7/01/2046	1,655,000	1,695,316
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “A”, 5%, 11/15/2026	295,000	303,676
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “A”, 5.375%, 11/15/2036	420,000	421,445
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “A”, 5.5%, 11/15/2046	835,000	837,538
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “A”, 5.5%, 11/15/2052	960,000	951,053
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living- The Langford Project), “B-1”, 3.25%, 11/15/2022	1,140,000	1,138,130
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living- The Langford Project), “B-2”, 3%, 11/15/2021	650,000	649,090
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2049	1,470,000	1,561,522
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2031	550,000	619,586
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 4%, 11/01/2036	810,000	821,348
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2040	605,000	668,501
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2031	230,000	267,085
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 4%, 7/01/2036	1,170,000	1,215,630
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2046	2,330,000	2,606,315
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2051	2,330,000	2,599,767
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4%, 7/01/2031	525,000	537,679
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.25%, 7/01/2036	790,000	811,417
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 5%, 7/01/2046	2,105,000	2,327,393
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.75%, 7/01/2051	1,845,000	1,942,453
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (MRC Crestview Project), 5%, 11/15/2031	610,000	683,767
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (MRC Crestview Project), 5%, 11/15/2036	400,000	443,304
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (MRC Crestview Project), 5%, 11/15/2046	1,120,000	1,230,522
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2030	310,000	343,161
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2035	310,000	337,271
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2047	770,000	828,535
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Corpus Christi II LLC - Texas A&M University - Corpus Christi Project), 5%, 4/01/2031	330,000	367,448
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Corpus Christi II LLC - Texas A&M University - Corpus Christi Project), 5%, 4/01/2036	360,000	394,218
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Corpus Christi II LLC - Texas A&M University - Corpus Christi Project), 5%, 4/01/2048	590,000	638,787

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 5%, 4/01/2046	$1,295,000	$1,430,677
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, 5%, 4/01/2044	5,000,000	5,371,100
Newark, TX, Higher Education Finance Corp. Authority Rev. (A+ Charter Schools, Inc.), “A”, 5.5%, 8/15/2035	1,530,000	1,599,248
Newark, TX, Higher Education Finance Corp. Authority Rev. (A+ Charter Schools, Inc.), “A”, 5.75%, 8/15/2045	1,025,000	1,082,031
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	2,355,000	2,568,693
North Texas Tollway Authority Rev., 6%, 1/01/2043	1,280,000	1,500,454
Red River, TX, Education Finance Corp., Higher Education Rev. (St. Edwards University Project), 4%, 6/01/2041	725,000	765,165
Red River, TX, Education Finance Corp., Higher Education Rev. (St. Edwards University Project), 5%, 6/01/2046	850,000	967,870
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.5%, 11/15/2034	1,075,000	1,258,535
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.75%, 11/15/2044	1,970,000	2,317,252
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 8%, 11/15/2049	1,680,000	1,999,922
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 8/01/2027	4,000,000	5,017,560
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 8/15/2040	2,955,000	3,542,099
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 6/01/2036	1,055,000	1,081,491
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), “B”, 5%, 11/15/2036	3,840,000	4,257,869
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Foundation, Inc.), 5.75%, 11/15/2019	475,000	506,664
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 5.125%, 5/15/2027	895,000	915,773
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.125%, 11/15/2029	520,000	595,774
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 5.125%, 5/15/2037	835,000	854,380
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.375%, 11/15/2044	8,515,000	9,819,157
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	2,470,000	2,740,786
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	3,310,000	3,662,118
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), 3.875%, 11/15/2020	2,785,000	2,803,492
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), 5.625%, 11/15/2041	2,750,000	2,971,128
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), “A”, 5.25%, 11/15/2035	845,000	921,768
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), “A”, 5.5%, 11/15/2045	3,750,000	4,125,300
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Retirement Services, Inc. Project), “B”, 5%, 11/15/2040	5,250,000	6,026,685
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Retirement Services, Inc. Project), “B”, 5%, 11/15/2046	9,180,000	10,478,970
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), “A”, 5%, 11/15/2030	2,000,000	2,237,300
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), “A”, 5%, 11/15/2035	2,350,000	2,590,452
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), “B”, 5%, 11/15/2030	2,055,000	2,298,826
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8%, 11/15/2028	1,000,000	1,075,130
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8.25%, 11/15/2044	7,500,000	8,050,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	$660,000	$734,191
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2049	450,000	498,632
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (Blueridge Transportation Group LLC SH 288 Toll Lanes Project), 5%, 12/31/2055	2,945,000	3,220,063
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,375,000	1,700,958
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	1,105,000	1,348,553
Texas Transportation Commission, Central Texas Turnpike System Rev., Capital Appreciation, “B”, 0%, 8/15/2036	4,605,000	2,126,819
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	3,165,000	3,885,386
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040	3,560,000	4,387,629
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance, (Westminster Manor Health), 7%, 11/01/2030	775,000	901,511

		$344,197,337
Utah - 0.6%
Utah Charter School Finance Authority, Charter School Rev. (Early Light Academy Project), 8.25%, 7/15/2035	$3,670,000	$4,029,587
Utah Charter School Finance Authority, Charter School Rev. (Hawthorn Academy Project), 8.25%, 7/15/2035 (Prerefunded 7/15/2018)	3,955,000	4,448,465
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2046	1,285,000	1,333,316
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2036	715,000	750,157
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), “A”, 3.5%, 2/15/2026	595,000	585,694
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy), 5%, 4/15/2030	745,000	760,608
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy), 6%, 4/15/2045	1,765,000	1,859,781
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 7/15/2037	2,405,000	2,415,101
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2/15/2038	6,070,000	6,459,633

		$22,642,342
Vermont - 0.3%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	$3,785,000	$4,230,646
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/2024	110,000	129,137
Burlington, VT, Airport Rev., “A”, 4%, 7/01/2028	4,645,000	4,863,083
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/2030	190,000	218,301
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/2036 (Put Date 4/02/2018)	3,275,000	3,272,708

		$12,713,875
Virginia - 0.9%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	$4,780,000	$5,177,457
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/2048	981,912	45,855
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5%, 1/01/2046	995,000	1,029,318
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5.375%, 1/01/2046	2,390,000	2,535,647
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.4%, 3/01/2045	1,780,000	1,901,414
Prince William County, VA, Industrial Development Authority, Residential Care Facilities (Westminster at Lake Ridge), 5%, 1/01/2046	2,500,000	2,684,225
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2030	2,810,000	3,172,518
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	2,590,000	2,871,015
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	6,065,000	7,060,691
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	9,705,000	10,888,234
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	769,496	77
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “B”, 6.25%, 3/01/2019 (a)(d)	6,569,571	657

		$37,367,108

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - 1.4%
Port Seattle, WA, Industrial Development Corp., Special Facilities Rev. (Delta Airlines, Inc.), 5%, 4/01/2030	$4,000,000	$4,288,560
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.5%, 12/01/2030	2,750,000	2,762,705
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 12/01/2032	2,205,000	2,323,761
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	1,550,000	1,785,259
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	3,665,000	4,245,316
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 8/01/2036 (Prerefunded 8/01/2018)	5,670,000	6,198,217
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 8/15/2042	5,075,000	5,259,933
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “B”, ACA, 5.75%, 8/15/2037	1,000,000	1,032,380
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/2034	2,435,000	2,678,427
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036	2,460,000	2,746,836
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046	2,675,000	2,966,522
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051	2,970,000	3,275,880
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2036	1,000,000	1,056,860
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2041	1,000,000	1,052,490
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2046	2,385,000	2,500,959
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2051	3,635,000	3,783,199
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “A”, 7%, 7/01/2045	1,570,000	1,676,368
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “A”, 7%, 7/01/2050	1,480,000	1,569,999
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-1”, 5.5%, 1/01/2024	1,095,000	1,101,242
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-2”, 4.875%, 1/01/2022	2,100,000	2,103,150
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-3”, 4.375%, 1/01/2021	3,020,000	3,042,499

		$57,450,562
West Virginia - 0.3%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2028	$1,285,000	$1,526,195
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	515,000	607,499
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2030	1,005,000	1,179,126
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), 4.75%, 6/01/2031	1,000,000	1,073,890
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 6/01/2034	865,000	890,673
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/2027	2,100,000	2,466,954
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/2028	1,000,000	1,166,230
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/2038	3,450,000	3,615,911

		$12,526,478
Wisconsin - 2.3%
Wisconsin Health & Educational Facilities Authority Rev. (American Eagle Nursing Home), 7.15%, 6/01/2028	$3,015,000	$3,177,147
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “B-1”, 1.25%, 8/15/2025 (Put Date 8/15/2017)	2,115,000	2,119,674
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), 5%, 7/01/2039	1,550,000	1,733,815
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), 5%, 7/01/2036	625,000	703,481
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 6/01/2035	710,000	834,009
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 6/01/2039	1,435,000	1,685,637
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 5/01/2031 (Prerefunded 5/01/2021)	1,855,000	2,207,005
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 5/01/2041 (Prerefunded 5/01/2021)	1,405,000	1,702,326
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), 5.25%, 2/01/2043	4,870,000	5,285,216
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), “A”, 5.125%, 2/01/2038	5,110,000	5,539,393
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/2029	485,000	569,725
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/2039	1,960,000	2,323,129
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “B”, 5%, 9/15/2037	290,000	312,739
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “B”, 5%, 9/15/2045	435,000	466,720
Wisconsin Public Finance Authority Education Rev. (North Carolina Charter), “A”, 5%, 6/15/2036	2,880,000	2,876,256
Wisconsin Public Finance Authority Education Rev. (North Carolina Charter), “A”, 5%, 6/15/2046	3,870,000	3,806,455
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030	1,025,000	1,082,216

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035	$1,005,000	$1,066,154
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.5%, 3/01/2045	2,770,000	2,956,560
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 4%, 9/01/2020	605,000	635,244
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025	520,000	581,318
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030	895,000	966,502
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038	1,185,000	1,254,962
Wisconsin Public Finance Authority Rev. (Celanese Corp.), “B”, 5%, 12/01/2025	3,055,000	3,515,297
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	2,805,000	2,979,611
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029	1,905,000	2,054,123
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034	1,730,000	1,894,419
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044	1,685,000	1,855,556
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049	3,465,000	3,871,791
Wisconsin Public Finance Authority Student Housing Rev., (Western Carolina University Project), 5.25%, 7/01/2047	2,480,000	2,745,211
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	1,235,000	1,359,068
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	3,815,000	4,216,185
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	17,610,000	18,626,801
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “C”, 5%, 7/01/2042	2,870,000	3,066,279

		$90,070,024
Total Municipal Bonds		$3,958,416,449

Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 0.44% (v)	67,532,808	$67,532,808
Total Investments		$4,025,949,257

Other Assets, Less Liabilities - (1.1)%		(42,855,370)
Net Assets - 100.0%		$3,983,093,887

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $31,634,616 representing 0.8% of net assets.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
ACA	ACA Financial Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

10/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$3,958,416,449	$—	$3,958,416,449
Mutual Funds	67,532,808	—	—	67,532,808
Total Investments	$67,532,808	$3,958,416,449	$—	$4,025,949,257

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,726,595,999
Gross unrealized appreciation	293,484,594
Gross unrealized depreciation	(28,953,686)
Net unrealized appreciation (depreciation)	$264,530,908

The aggregate cost above includes prior year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	88,246,100	595,887,303	(616,600,595)	67,532,808

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$162,071	$67,532,808

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST III

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: December 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: December 15, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 15, 2016

*	Print name and title of each signing officer under his or her signature.